      As filed with the Securities and Exchange Commission on May 28, 1999

                                                 Securities Act File No. 2-59311
                                        Investment Company Act File No. 811-2752

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         Pre-Effective Amendment No.                        [_]
                        Post-Effective Amendment No. 27                      [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                Amendment No. 24                             [X]
                        (Check appropriate box or boxes)

                               ----------------

                                 CMA MONEY FUND
               (Exact Name of Registrant as Specified in Charter)

                               ----------------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

                                 (609) 282-2800
              (Registrant's Telephone Number, including Area Code)

                               ----------------

                                 TERRY K. GLENN
                                 CMA Money Fund
                 800 Scudders Mill Road, Plainsboro, New Jersey

                                Mailing Address:
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                               ----------------

                                   Copies to:

        Counsel for the Fund:                 Michael J. Hennewinkel, Esq.
          BROWN & WOOD LLP                     FUND ASSET MANAGEMENT, L.P.
       One World Trade Center                         P.O. Box 9011
    New York, New York 10048-0557                 Princeton, New Jersey
  Attention: Thomas R. Smith, Jr.,                     08543-9011
                Esq.

                           Jeffrey S. Alexander, Esq.
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                             World Financial Center
                            New York, New York 10281

                               ----------------

  It is proposed that this filing will become effective (check appropriate box)

    [_]immediately upon filing pursuant to paragraph (b)
    [_]on (date) pursuant to paragraph (b)
    [X]60 days after filing pursuant to paragraph (a) (1)
    [_]on (date) pursuant to paragraph (a) (1)
    [_]75 days after filing pursuant to paragraph (a) (2)
    [_]on (date) pursuant to paragraph (a) (2) of Rule 485

  If appropriate, check the following box:

    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ----------------

 Title of Securities Being Registered: Shares of Beneficial Interest, Par Value
                                 $.10 Per Share

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO] Prospectus

                             SUBJECT TO COMPLETION
                   Preliminary Prospectus Dated May 28, 1999


                                                            [LOGO] Merrill Lynch


                CMA Money Fund
                CMA Government Securities Fund
                CMA Tax-Exempt Fund
                CMA Treasury Fund






                                                                    July  , 1999

                This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
                The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[LOGO] Table of Contents

                                                                           PAGE
[LOGO]
KEY FACTS
-------------------------------------------------------------------------------
Merrill Lynch Cash Management Account(R)..................................... 3
CMA Money Fund at a Glance................................................... 3
  Risk/Return Bar Chart for CMA Money Fund................................... 5
  Fees and Expenses for CMA Money Fund ...................................... 6
CMA Government Securities Fund at a Glance................................... 7
  Risk/Return Bar Chart for CMA Government Securities Fund................... 9
  Fees and Expenses for CMA Government Securities Fund...................... 10
CMA Tax-Exempt Fund at a Glance............................................. 11
  Risk/Return Bar Chart for CMA Tax-Exempt Fund............................. 13
  Fees and Expenses for CMA Tax-Exempt Fund................................. 14
CMA Treasury Fund at a Glance............................................... 15
  Risk/Return Bar Chart for CMA Treasury Fund............................... 16
  Fees and Expenses for CMA Treasury Fund................................... 17
[LOGO]
DETAILS ABOUT THE FUNDS
-------------------------------------------------------------------------------
How Each Fund Invests....................................................... 18
  CMA Money Fund............................................................ 18
  CMA Government Securities Fund............................................ 20
  CMA Tax-Exempt Fund....................................................... 22
  CMA Treasury Fund......................................................... 24
Investment Risks............................................................ 25
  Additional Risks of CMA Money Fund........................................ 26
  Additional Risks of CMA Tax-Exempt Fund................................... 26
[LOGO]
YOUR ACCOUNT
-------------------------------------------------------------------------------
How to Buy, Sell and Transfer Shares........................................ 28
How Shares are Priced....................................................... 32
Dividends................................................................... 32

[LOGO]
MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------
Fund Asset Management....................................................... 34
Financial Highlights for CMA Money Fund..................................... 35
Financial Highlights for CMA Government Securities Fund..................... 36
Financial Highlights for CMA Tax-Exempt Fund................................ 37
Financial Highlights for CMA Treasury Fund.................................. 37

[LOGO]
FOR MORE INFORMATION
-------------------------------------------------------------------------------
Shareholder Reports................................................. Back Cover
Statement of Additional Information................................. Back Cover






                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Key Facts [LOGO]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

U.S. Government Securities -- obligations that are issued or have their principal and interest guaranteed by the U.S. Government and are backed by the full faith and credit of the United States.

Foreign bank money instruments -- Debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.
MERRILL LYNCH CASH MANAGEMENT ACCOUNT(R)
--------------------------------------------------------------------------------

A Cash Management Account ("CMA Account") is a conventional Merrill Lynch cash securities or margin account that is linked to the CMA Funds, to money market deposit accounts maintained with the depository institutions and to a Visa(R) card/check account ("Visa(R) Account"). Subscribers to the CMA service may automatically invest free credit balances held in their CMA Accounts in shares of one of the CMA Funds, including various series of CMA Multi-State Municipal Series Trust.

CMA Money Fund (the "Money Fund"), CMA Government Securities Fund (the "Government Securities Fund"), CMA Tax-Exempt Fund (the "Tax-Exempt Fund") and CMA Treasury Fund (the "Treasury Fund") are four of the money market funds (collectively, with the CMA Multi-State Municipal Series Trust, the "CMA Funds") shares of which are offered to subscribers of the CMA service. Each CMA Fund is a no-load money market fund that seeks current income, preservation of capital and liquidity available from investing in short-term securities.

Each CMA Fund has its own goals, investment strategies and risks, which are described below. We cannot guarantee that any of the CMA Funds will achieve their goals.

CMA MONEY FUND AT A GLANCE
--------------------------------------------------------------------------------

What are the Fund's investment objectives?
The investment objectives of the Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities.

What are the Fund's main investment strategies?
The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in obligations of domestic and foreign banks and other short term debt securities issued by U.S. and foreign entities. The Fund will not invest more than 25% of its total assets in foreign bank money instruments.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts



Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

What are the main risks of investing in the Fund?
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?
Shares of the Fund are offered to participants in the Cash Management Account(R) financial service program. Shares may also be purchased by investors by opening accounts directly at the Fund's transfer agent. Such accounts will not provide any of the features of the CMA program, such as the Visa Account or the automatic investment of cash balances in the account.

The Fund may be an appropriate investment for you if you:
    . Are looking for current income
      and liquidity.
    . Are looking for preservation of
      capital.
    . Are investing with short term
      goals in mind, such as for cash
      reserves.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

RISK/RETURN BAR CHART FOR CMA MONEY FUND
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for the past ten calendar years. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                             [CHART APPEARS HERE]

9.03%   8.07%   6.04%   3.52%   2.86%   3.80%   5.61%   5.08%   5.21%   5.15%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


During the ten year period shown in the bar chart, the highest return for a quarter was 2.37% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.68% (quarter ended June 30, 1993). The Fund's year-to-date return as of March 31, 1999 was 1.11%.

 Average Annual Total
 Returns (as of the
 calendar year ended)    Past      Past       Past
 December 31, 1998     One Year Five Years Ten Years
----------------------------------------------------
 CMA Money Fund         5.15%     4.97%      5.42%
----------------------------------------------------


                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund's total assets).

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Investment Advisory Fee -- a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants and others for distribution and for shareholder servicing.

FEES AND EXPENSES FOR CMA MONEY FUND
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

 Annual Fund Operating Expenses (expenses that are
 deducted from Fund assets)
-----------------------------------------------------------
  Investment Advisory Fee                             0.38%
-----------------------------------------------------------
  Distribution (12b-1) Fees(a)                        0.13%
-----------------------------------------------------------
  Other Expenses (including transfer agency fees)(b)  0.06%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses                 0.57%
-----------------------------------------------------------

(a) The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 1999, $67,833,239 was paid to Merrill Lynch pursuant to the distribution plan.
(b) The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended March 31, 1999, the Fund paid the Transfer Agent fees totaling $20,816,495. The Investment Adviser provides accounting services to the Fund at its cost. For the fiscal year ended March 31, 1999, the Fund reimbursed the Investment Adviser $1,735,401 for these services.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years 5 Years 10 Years
-------------------------------------------------
  CMA Money Fund   $58    $183    $318     $714
-------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Direct U.S. Government Obligations -- securities that are issued or have their principal and interest guaranteed by the U.S. government and are backed by the full faith and credit of the United States.

Repurchase Agreements --agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

CMA GOVERNMENT SECURITIES FUND AT A GLANCE
--------------------------------------------------------------------------------

What are the Fund's investment objectives?
The Fund's investment objectives are to seek preservation of capital, current income and liquidity available from investing exclusively in a diversified portfolio of short-term marketable securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities.

What are the Fund's main investment strategies?
The Fund tries to achieve its goals by investing in a diversified portfolio made up only of direct U.S. Government obligations and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its goals.

What are the main risks of investing in the Fund?
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts




Who should invest?
Shares of the Fund are offered to participants in the Cash Management Account(R) financial service program. Shares may also be purchased by investors by opening accounts directly at the Fund's transfer agent. Such accounts will not provide any of the features of the CMA program, such as the Visa Account or the automatic investment of cash balances in the account.

The Fund may be an appropriate investment for you if you:
    . Are looking for current income
      and liquidity.
    . Are looking for preservation of
      capital.
    . Are investing with short-term
      goals in mind, such as for cash
      reserves, and want to focus on
      U.S. Government securities.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

RISK/RETURN BAR CHART FOR CMA GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for the past ten calendar years. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                             [CHART APPEARS HERE]

8.85%   7.85%   5.89%   3.44%   2.79%   3.65%   5.46%   4.99%   5.11%   5.00%

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


During the ten year period shown in the bar chart, the highest return for a quarter was 2.28% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.68% (quarter ended June 30, 1993). The Fund's year-to-date return as of March 31, 1999 was 1.06%.

 Average Annual Total
 Returns (as of the
 calendar year ended)               Past      Past       Past
 December 31, 1998                One Year Five Years Ten Years
---------------------------------------------------------------
 CMA Government Securities Fund    5.00%     4.84%      5.29%
---------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund's total assets).

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Investment Advisory Fee -- a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants and others for distribution and for shareholder servicing.

FEES AND EXPENSES FOR CMA GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

 Annual Fund Operating Expenses (expenses that are
 deducted from Fund assets)
-----------------------------------------------------------
  Investment Advisory Fee                             0.40%
-----------------------------------------------------------
  Distribution (12b-1) Fees(a)                        0.13%
-----------------------------------------------------------
  Other Expenses (including transfer agency fees)(b)  0.04%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses                 0.57%
-----------------------------------------------------------

(a) The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 1999, $4,383,190 was paid to Merrill Lynch pursuant to the distribution plan.
(b) The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended March 31, 1999, the Fund paid the Transfer Agent fees totaling $488,200. The Investment Adviser provides accounting services to the Fund at its cost. For the fiscal year ended March 31, 1999, the Fund reimbursed the Investment Adviser $228,558 for these services.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------------
 CMA Government Securities Fund   $58    $183    $318     $714
----------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Short Term Tax-Exempt Securities -- securities with maturities of not more than 397 days (13 months) that pay interest exempt from Federal income tax.

Maturity -- time at which the full principal amount of a money market instrument is scheduled to be repaid.

CMA TAX-EXEMPT FUND AT A GLANCE
--------------------------------------------------------------------------------

What are the Fund's investment objectives?
The Fund's investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short term high quality tax exempt money market securities.

What are the Fund's main investment strategies?
The Fund tries to achieve its goals by investing in a diversified portfolio of short term tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term municipal bonds, tax-exempt variable rate demand obligations and short term tax-exempt derivatives. Certain short term tax-exempt securities have stated maturities that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less.

The Fund only invests in short term tax-exempt securities having one of the two highest short term ratings from a nationally recognized credit rating organization or unrated securities which, in the opinion of Fund management, are of similar quality. Certain short term tax-exempt securities are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

The Fund does not presently intend to invest more than 25% of its total assets in short term tax-exempt securities of issuers located in the same state.

Fund management determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yields of similar kinds of securities.

We cannot guarantee that the Fund will achieve its objectives.

What are the main risks of investing in the Fund?
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts


--------------------------------------------------------------------------------


Who should invest?
Shares of the Fund are offered to participants in the Cash Management Account(R) financial service program. Shares may also be purchased by investors by opening accounts directly at the Fund's transfer agent. Such accounts will not provide any of the features of the CMA program, such as the Visa Account or the automatic investment of cash balances in the account.

The Fund may be an appropriate investment for you if you:
    . Are looking for liquidity as well
      as current income that is exempt
      from Federal income tax.
    . Are looking for preservation of
      capital.
    . Are investing with short term
      goals in mind, such as for cash
      reserves.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

RISK/RETURN BAR CHART FOR CMA TAX-EXEMPT FUND
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for the past ten calendar years. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                             [CHART APPEARS HERE]

6.08%   5.62%   4.21%   2.60%   1.97%   2.40%   3.39%   3.03%   3.16%   2.98%

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

During the ten year period shown in the bar chart, the highest return for a quarter was 1.60% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.46% (quarter ended March 31, 1994). The Fund's year-to-date return as of March 31, 1999 was 0.61%.

 Average Annual Total
 Returns (as of the
 calendar year ended)    Past      Past       Past
 December 31, 1998     One Year Five Years Ten Years
----------------------------------------------------
 CMA Tax-Exempt Fund    2.98%     2.99%      3.54%
----------------------------------------------------


                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund's total assets).

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Investment Advisory Fee -- a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants and others for distribution and for shareholder servicing.

FEES AND EXPENSES FOR CMA TAX-EXEMPT FUND
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

 Annual Fund Operating Expenses (expenses that are
 deducted from Fund assets)
-----------------------------------------------------------
  Investment Advisory Fee                             0.38%
-----------------------------------------------------------
  Distribution (12b-1) Fees(a)                        0.13%
-----------------------------------------------------------
  Other Expenses (including transfer agency fees)(b)  0.04%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses                 0.55%
-----------------------------------------------------------

(a) The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 1999, $11,618,652 was paid to Merrill Lynch pursuant to the distribution plan.
(b) The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended March 31, 1999, the Fund paid the Transfer Agent fees totaling $1,482,266. The Investment Adviser provides accounting services to the Fund at its cost. For the fiscal year ended March 31, 1999, the Fund reimbursed the Investment Adviser $386,107 for these services.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------
  CMA Tax-Exempt Fund   $56    $176    $307     $689
------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Direct Obligations of the U.S. Treasury -- Securities issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality.

CMA TREASURY FUND AT A GLANCE
--------------------------------------------------------------------------------

What are the Fund's investment objectives?
The Fund's investment objectives are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short-term direct obligations of the U.S. Treasury with remaining maturities of 25 months or less.

What are the Fund's main investment strategies?
The Fund tries to achieve its goals by investing exclusively in a diversified portfolio made up only of short-term marketable securities that are direct obligations of the U.S. Treasury with remaining maturities of 25 months or less. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yields that occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its goals.

What are the main risks of investing in the Fund?
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?
Shares of the Fund are offered to participants in the Cash Management Account(R) financial service program. Shares may also be purchased by investors by opening accounts directly at the Fund's transfer agent. Such accounts will not provide any of the features of the CMA program, such as the Visa Account or the automatic investment of cash balances in the account.
The Fund may be an appropriate investment for you if you:
    . Are looking for preservation of
      capital.
    . Are looking for current income
      and liquidity.
    . Are investing with short-term
      goals in mind, such as for cash
      reserves.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Key Facts


RISK/RETURN BAR CHART FOR CMA TREASURY FUND
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                             [CHART APPEARS HERE]

             3.25%   2.62%   3.51%   5.25%   4.78%   4.84%   4.74%

             1992    1993    1994    1995    1996    1997    1998

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.62% (quarter ended June 30, 1993). The Fund's year-to-date return as of March 31, 1999 was 0.99%.

 Average Annual Total
 Returns (as of the
 calendar year ended)    Past      Past      Since
 December 31, 1998     One Year Five Years Inception+
-----------------------------------------------------
 CMA Treasury Fund      4.74%     4.62%      4.27%
-----------------------------------------------------

+ Inception date is April 15, 1991.


                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund's total assets).

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Investment Advisory Fee -- a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants and others for distribution and for shareholder servicing.

Yield -- the amount of income generated by an investment in the Fund, in a specified time period, which is annualized (projected over a full year) and expressed as a percentage of the amount invested.

FEES AND EXPENSES FOR CMA TREASURY FUND
--------------------------------------------------------------------------------


This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

 Annual Fund Operating Expenses (expenses that are
 deducted from Fund assets)
-----------------------------------------------------------
  Investment Advisory Fee                             0.41%
-----------------------------------------------------------
  Distribution (12b-1) Fees(a)                        0.13%
-----------------------------------------------------------
  Other Expenses (including transfer agency fees)(b)  0.04%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses                 0.58%
-----------------------------------------------------------

(a) The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 1999, $3,135,312 was paid to Merrill Lynch pursuant to the distribution plan.
(b) The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended March 31, 1999, the Fund paid the Transfer Agent fees totaling $440,392. The Investment Adviser provides accounting services to the Fund at its cost. For the fiscal year ended March 31, 1999, the Fund reimbursed the Investment Adviser $228,563 for these services.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
  CMA Treasury Fund   $59    $186    $324     $726
----------------------------------------------------

Yield Information
The yield on Fund shares normally will go up and down on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. Each Fund's yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Details About the Fund [LOGO]

ABOUT THE
PORTFOLIO MANAGER
Kevin J. McKenna is the portfolio manager of the Fund. Mr. McKenna has been a First Vice President of Merrill Lynch Asset Management since 1997, was a Vice President of MLAM from 1985 to 1997 and has been employed by MLAM since 1982.

ABOUT THE
INVESTMENT ADVISER
The Fund is managed by Fund Asset Management.

HOW EACH FUND INVESTS
--------------------------------------------------------------------------------

CMA Money Fund
The Fund seeks current income, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar credit quality.

Fund management will vary the types of money market instruments in the Fund's portfolio, as well as the Fund's average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates. The Fund's dollar-weighted average maturity will not exceed 90 days.

Among the money market obligations the Fund may buy are:

United States Government Securities -- Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

United States Government Agency Securities -- Debt securities issued by U.S. Government agencies, government-sponsored enterprises and government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.

Bank Money Instruments -- Obligations of commercial banks or other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

The Fund may also invest up to 25% of its total assets in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

  . Commercial Paper. Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.
  . Short-Term Obligations. Corporate or foreign government debt and asset-
    backed securities with a period of 397 days or less remaining to maturity. . Floating Rate Obligations. Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).
  . Insurance Company Obligations. Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.
  . Master Notes. Variable principal amount demand instruments issued by securities firms and other corporate issuers.
  . Other Eligible Investments. Other money market instruments permitted by SEC rules governing money market funds.

Repurchase Agreements -- In a repurchase agreement the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Fund may invest in repurchase agreements involving the money market securities described above (without regard to maturity).

Reverse Repurchase Agreements -- In a reverse repurchase agreement the Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may engage in reverse repurchase agreements involving the money market securities described above.

When-Issued, Delayed-Delivery and Forward Commitments -- The Fund may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.
agencies -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.

government sponsored enterprises -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.

instrumentalities -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

asset-backed securities -- fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

index -- a measure of value or rates.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Details About the Fund


ABOUT THE
PORTFOLIO MANAGER
Carlo J. Giannini is the portfolio manager of the Fund. Mr. Giannini has been a Vice President of Merrill Lynch Asset Management since 1981 and has been employed by MLAM since 1971.



CMA Government Securities Fund
The Fund seeks preservation of capital, current income and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Government. The Fund also uses repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government.

In seeking to achieve the Fund's objectives, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.

Among the direct U.S. Government obligations the Fund may buy are:
    . U.S. Treasury obligations.
    . U.S. Government agency securities
      that are backed by the full faith
      and credit of the United States.
    . Variable rate U.S. Treasury
      Government agency obligations,
      which have interest rates that
      reset periodically prior to
      maturity based on a specific
      index or interest rate.
    . Deposit receipts, which represent
      interests in component parts of
      U.S. Treasury bonds or other U.S.
      Government or U.S. Government
      agency securities.

The Fund may invest in securities with maturities of up to 762 days (25 months). The Fund's dollar-weighted average maturity will not exceed 90 days.

The Fund may also enter into repurchase agreements involving U.S. Government securities described above. The Fund may also

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT
invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Government securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may not invest in securities that are issued or guaranteed by U.S. Government entities, but not backed by the full faith and credit of the United States.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Details About the Fund

ABOUT THE
PORTFOLIO MANAGER
Peter J. Hayes is the portfolio manager of the Fund. Mr. Hayes has been a First Vice President of Merrill Lynch Asset Management since 1989 and was a Vice President of MLAM from 1988 to 1997 and has been employed by MLAM since 1987.

Illiquid -- securities that cannot be resold within seven days under normal circumstances at prices approximating carrying value or that have legal or contractual restrictions on resale.

CMA Tax-Exempt Fund
The Fund seeks current income exempt from Federal income taxes, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term tax-exempt securities.

Management of the Fund will seek to keep its assets fully invested to maximize the yield on the Fund's portfolio. There may be times when the Fund has uninvested cash, however, which will reduce its yield. The Fund will not invest in taxable securities except that certain municipal bonds, known as "private activity bonds," may be subject to a Federal alternative minimum tax. No more than 10% of the Fund's net assets will be invested in illiquid securities. The Fund's dollar-weighted average maturity will not exceed 90 days.

Fund management determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yields of similar kinds of securities.

Among the short term tax-exempt securities the Fund may buy are:

Tax-Exempt Notes -- short term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

Tax-Exempt Commercial Paper -- short term unsecured promissory notes used to finance general short term credit needs.

Tax-Exempt Bonds -- long term debt obligations that pay interest exempt from Federal income tax. The Fund will only invest in long-term debt obligations that have remaining maturities of 397 days or less or that the Fund has a contractual right to sell (put) periodically or on demand within that time.

Variable Rate Demand Obligations -- floating rate securities that combine an interest in a long term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in a variable rate demand note owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the obligation. The Fund will not invest more than 20% of its total assets in participation interests in variable rate demand obligations.

Short Term Tax-Exempt Derivatives -- a variety of securities that generally represent the Fund's ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT
interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying municipal bonds is "passed through" the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating municipal money market interest rate. Each Fund may also invest in certain other derivatives whose value is derived from an index, such as the BMA Swap Index.

Municipal Lease Obligations -- participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement backed by the municipal issuer's promise to budget for and appropriate funds to make payments due under the lease.

When-Issued and Delayed Delivery Securities -- The Fund may buy or sell short term tax-exempt securities on a when-issued or delayed delivery basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund's portfolio represents a significant percentage of the market in short term tax-exempt securities. A shortage of available high quality short term tax-exempt securities will affect the yield on the Fund's portfolio. The Fund may suspend or limit sales of shares if, due to such a shortage, the sale of additional shares would not be in the best interest of the Fund's shareholders.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Details About the Fund


ABOUT THE
PORTFOLIO MANAGER
Jacqueline Ayoub is the portfolio manager of the Fund. Ms. Ayoub has been a Vice President of Merrill Lynch Asset Management since 1985 and has been employed by MLAM since 1982.

CMA Treasury Fund
The Fund seeks preservation of capital, liquidity and current income. The Fund tries to achieve its goals by investing exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

In seeking to achieve the Fund's objectives, Fund management varies the kinds of U.S. Treasury obligations the Fund buys and their average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences. The Fund's dollar weighted average maturity will not exceed 90 days.

The Fund may buy or sell U.S. Treasury securities on a when-issued, delayed-delivery or a forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than the purchase or sale price.


                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in CMA Money Fund, CMA Government Securities Fund, CMA Tax-Exempt Fund and CMA Treasury Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.

Credit Risk -- Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Selection Risk -- Selection risk is the risk that the securities that Fund management selects will underperform those of other funds with similar investment objectives and investment strategies.

Interest Rate Risk -- Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk -- In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

Borrowing Risk -- The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments --
 When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When issued and delayed

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Details About the Fund


delivery securities also involve the risk that the yields available in the market when delivery takes place may be higher than those fixed in the transaction at the time of commitment. If this happens, the value of the when-issued or delayed delivery security will generally decline.

Repurchase Agreement Risk (applicable to all the CMA Funds, except the Tax-Exempt Fund) -- If the party with whom the Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

Additional Risks of CMA Money Fund

Reverse Repurchase Agreement Risk -- The Fund may lose money if the other party defaults and the Fund has to buy the underlying securities elsewhere at more than the agreed-upon price. In addition, in a declining market the Fund may be unable to sell securities that are the subject of a reverse repurchase agreement until it repurchases them, which may result in the Fund receiving a lower sale price than it otherwise would have.

Securities Lending Risk -- The Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money if it is unable to recover its securities or if the value of its collateral falls. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risk -- The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and other foreign entities. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

Additional Risks of CMA Tax-Exempt Fund

VRDN and Municipal Derivatives Credit Risk -- When the Fund invests in variable rate demand notes or short-term municipal derivatives, it assumes

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT
credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

Short Term Municipal Derivatives -- Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

Municipal Lease Obligations -- In a municipal lease obligation, the issuer agrees to budget for and appropriate municipal funds to make payments due on the lease obligation. However, this does not ensure that funds will actually be appropriated in future years. The issuer does not pledge its unlimited taxing power for the payment of the lease obligation. The obligation is generally secured by a pledge of the leased property, but disposition of the property in the event of foreclosure might be difficult and the proceeds of sale might not cover the Fund's loss.

Illiquid Securities -- If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the CMA Funds, including how each Fund invests, please see the Statement of Additional Information.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Your Account [LOGO]

HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Buy Shares       Determine the amount of  If you are a CMA program subscriber,
                  your investment          there is no minimum initial
                                           investment for Fund shares, but the
                                           minimum for the program is $20,000
                                           cash and/or securities.
                                           If you are not a CMA program
                                           subscriber, the minimum initial
                                           investment for a Fund is $5,000.
           --------------------------------------------------------------------
                  Have credit balances     If you are a CMA program subscriber
                  from your account        and you choose to have your cash
                  automatically invested   balances automatically invested in
                  in shares of the Fund    shares of a designated Fund, they
                  designated as your       will be invested as follows:
                  primary money account
                                           . Credit balances from (i) a sale of
                                             securities that does not settle on
                                             the day the sale is made or (ii)
                                             repayments of principal on debt
                                             securities held in your CMA
                                             account will be invested in shares
                                             of the Fund on the next business
                                             day following the day on which the
                                             sale proceeds are received in your
                                             CMA account.
                                           . Credit balances from a sale of
                                             securities that settles on the
                                             same day as the sale will be
                                             invested in shares of the Fund on
                                             the next business day following
                                             the day on which the sale proceeds
                                             are received in your CMA account.
                                           . Credit balances of $1,000 or more
                                             from (i) payment of dividends or
                                             interest on securities held in
                                             your CMA account or (ii) a cash
                                             deposit to your CMA account will
                                             generally be invested in shares of
                                             the Fund on the next business day
                                             following receipt of the money in
                                             your CMA Account, subject to
                                             certain timing considerations.
                                           . Credit balances of less than
                                             $1,000 are invested in shares on
                                             the next weekly automatic sweep,
                                             usually a Monday.
           --------------------------------------------------------------------
                  Have your Merrill Lynch  If you are a CMA program subscriber,
                  Financial Consultant     you may make manual investments of
                  submit your purchase     $1,000 or more in any CMA Fund not
                  order                    designated as your primary money
                                           account.
                                           Generally, manual purchases placed
                                           through Merrill Lynch will be
                                           effective on the day following the
                                           day the order is placed, subject to
                                           certain timing considerations.
                                           Manual purchases of $500,000 or more
                                           can be made effective on the same
                                           day the order is placed provided
                                           certain requirements are met.
                                           Each Fund may reject any order to
                                           buy shares and may suspend the sale
                                           of shares at any time for any
                                           reason.
                                           Merrill Lynch reserves the right to
                                           terminate a subscriber's
                                           participation in the CMA program at
                                           any time for any reason.
                                           When purchasing shares as a CMA
                                           program subscriber, you will be
                                           subject to the applicable annual
                                           program participation fee. To
                                           receive all the services available
                                           as a CMA program subscriber, you
                                           must complete the account opening
                                           process, including completing or
                                           supplying requested documentation.
-------------------------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Your Account

                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Buy Shares       Or contact the Transfer  If you maintain an account directly
 (continued)      Agent                    with the Transfer Agent, and are not
                                           a CMA program subscriber, you may
                                           call the Transfer Agent at
                                           1-800-221-7210 and request a
                                           purchase application. Mail the
                                           completed purchase application to
                                           the Transfer Agent at the address on
                                           the inside back cover of this
                                           prospectus.
-------------------------------------------------------------------------------
 Add to Your      Purchase additional      The minimum investment for
 Investment       shares                   additional purchases (other than
                                           automatic purchases) is $1,000 for
                                           all accounts.
           --------------------------------------------------------------------
                  Acquire additional       All dividends are automatically
                  shares through the       reinvested in the form of additional
                  automatic dividend       shares at net asset value.
                  reinvestment plan
-------------------------------------------------------------------------------
 Transfer Shares  Transfer to a            You may transfer your Fund shares
 to Another       participating securities only to another securities dealer
 Securities       dealer                   that has entered into an agreement
 Dealer                                    with Merrill Lynch. All shareholder
                                           services will be available for the
                                           transferred shares. You may only
                                           purchase additional shares of funds
                                           previously owned before the
                                           transfer. All future trading of
                                           these assets must be coordinated by
                                           the receiving firm.
           --------------------------------------------------------------------
                  Transfer to a non-       If you no longer maintain a CMA
                  participating securities account, you must either transfer
                  dealer                   your shares to an account with the
                                           Transfer Agent or they will be
                                           automatically redeemed.

                                           Shareholders maintaining accounts
                                           with the Transfer Agent are not
                                           entitled to the services available
                                           to CMA program subscribers.
-------------------------------------------------------------------------------
 Sell Your        Automatic Redemption     Each Fund has instituted an
 Shares                                    automatic redemption procedure for
                                           CMA program subscribers who have
                                           elected to have cash balances in
                                           their accounts automatically
                                           invested in shares of a designated
                                           Fund. For these subscribers, unless
                                           directed otherwise, Merrill Lynch
                                           will redeem a sufficient number of
                                           shares of the Fund to satisfy debit
                                           balances in the account (i) created
                                           by activity therein or (ii) created
                                           by Visa(R) card purchases, cash
                                           advances or checks written against
                                           the Visa(R) account. Each CMA
                                           account will be automatically
                                           scanned for debits each business day
                                           prior to 12 noon, Eastern time.
                                           After application of any cash
                                           balances in the account to these
                                           debits, shares of the Fund
                                           designated as the primary money
                                           account and, to the extent
                                           necessary, shares of other CMA Funds
                                           or money accounts will be redeemed
                                           at net asset value at the 12 noon,
                                           Eastern time, to satisfy remaining
                                           debits.
-------------------------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Sell Your        Have your Merrill Lynch  If you are a CMA program subscriber,
 Shares           Financial Consultant     you may redeem your shares directly
 (continued)      submit your sales order  by submitting a written notice of redemption to Merrill Lynch, which
                                           will submit the request to the
                                           Transfer Agent. Cash proceeds from
                                           the redemption generally will be
                                           mailed to you at your address of
                                           record, or upon request, mailed or
                                           wired (if $10,000 or more) to your
                                           bank account. Redemption requests
                                           should not be sent to the Fund or
                                           its Transfer Agent. If inadvertently
                                           sent to the Fund or the Transfer
                                           Agent, redemption requests will be
                                           forwarded to Merrill Lynch. All
                                           shareholders on the account must
                                           sign the letter and signatures must
                                           be guaranteed.
                                           Redemptions of Fund shares will be
                                           confirmed to CMA program subscribers
                                           (rounded to the nearest share) in
                                           their monthly transaction
                                           statements.
           --------------------------------------------------------------------
                  Sell through the         You may sell shares held at the
                  Transfer Agent           Transfer Agent by writing to the
                                           Transfer Agent at the address on the
                                           inside back cover of this
                                           prospectus. All shareholders on the
                                           account must sign the letter and
                                           signatures must be guaranteed.
                                           Redemption requests should not be
                                           sent to the Fund or Merrill Lynch.
                                           If inadvertently sent to the Fund or
                                           Merrill Lynch, redemption requests
                                           will be forwarded to the Transfer
                                           Agent. The Transfer Agent will mail
                                           redemption proceeds to you at your
                                           address of record following receipt
                                           of a properly completed request. If
                                           you make a redemption request before
                                           the Fund has collected payment for
                                           the purchase of shares, the Fund or
                                           the Transfer Agent may delay mailing
                                           your proceeds. This delay will
                                           usually not exceed ten days.
                                           Check with the Transfer Agent or
                                           your Merrill Lynch Financial
                                           Consultant for details.
-------------------------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Your Account

Net Asset Value -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. For the Money Fund, the Government Fund and the Treasury Fund, the "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. For the Tax-Exempt Fund, net asset value is determined using the "amortized cost" method, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value at 12 noon Eastern time on each business day the New York Stock Exchange or New York banks are open, immediately after the daily declaration of dividends. The net asset value used in determining your price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends are declared and reinvested daily in the form of additional shares at net asset value. You will begin accruing dividends on the day following the date your purchase becomes effective. In most cases, shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Money Fund, the Government Fund and the Treasury Fund intend to make distributions, most of which will be taxed as ordinary income, although each Fund may distribute capital gains as well. The Tax-Exempt Fund intends to make distributions most of which will be excludable from your gross income for Federal income tax purposes, but may distribute taxable capital gains as well.

If you redeem shares of the Money Fund, Government Fund or Treasury Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Your Account



Generally, within 60 days after the end of each Fund's taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of distributions from a Fund is the same whether you choose to receive distributions in cash or to have them reinvested in shares of the Fund.

If the value of assets held by a Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Money Market Fund, the Government Fund or the Treasury Fund, including dividends reinvested in additional shares of such Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

If you are neither a lawful permanent resident nor a citizen of the U.S., or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number to the Fund or the number is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Management of the Fund [LOGO]

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management, the Investment Adviser for each Fund, manages each Fund's investments and business operations under the overall supervision of each Fund's Board of Trustees. The Investment Adviser has the responsibility for making all investment decisions for the Fund. Each Fund pays the Investment Adviser a fee at the annual rate of 0.500% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets exceeding $1 billion.

Fund Asset Management is part of Merrill Lynch Asset Management Group, which
had approximately $   billion in investment company and other portfolio assets
under management as of April 1999. This amount includes assets managed for Merrill Lynch affiliates.

A Note About Year 2000
Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Each Fund could be adversely affected if the computer systems used by Fund management or other Fund service providers do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. Each Fund's other service providers has told Fund management that it also expects to resolve the Year 2000 Problem, and Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, each Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers in which each Fund invests, and this could hurt each Fund's investment returns.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

FINANCIAL HIGHLIGHTS FOR CMA MONEY FUND
--------------------------------------------------------------------------------

The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned on an investment in the respective Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche llp, whose report, along with the Fund's financial statements, are included in each Fund's annual report to shareholders, which is available upon request.

                                              CMA Money Fund
                           ---------------------------------------------------------
                                       For the Year Ended March 31,
                           ---------------------------------------------------------
  Increase (Decrease) in
  Net Asset Value          1999      1998         1997         1996         1995
-------------------------------------------------------------------------------------
  Per Share Operating
  Performance:
-------------------------------------------------------------------------------------
  Net asset value,
  beginning of year        $      $      1.00  $      1.00  $      1.00  $      1.00
-------------------------------------------------------------------------------------
  Investment income --
   net                                  .0512        .0490        .0529        .0437
-------------------------------------------------------------------------------------
  Realized and unrealized
  gain on investments --
   net                                  .0004           --        .0003        .0005
-------------------------------------------------------------------------------------
  Total from investment
  operations                            .0516        .0490        .0532        .0442
-------------------------------------------------------------------------------------
  Less dividends and
   distributions:
   Investment income --
    net                                (.0512)      (.0490)      (.0529)      (.0437)
   Realized gain on
   investments -- net                  (.0001)      (.0002)      (.0006)      (.0003)
-------------------------------------------------------------------------------------
  Total dividends and
  distributions                        (.0513)      (.0492)      (.0535)      (.0440)
-------------------------------------------------------------------------------------
  Net asset value, end of
  year                     $      $      1.00  $      1.00  $      1.00  $      1.00
-------------------------------------------------------------------------------------
  Total Investment
  Return:                       %        5.26%        5.04%        5.49%        4.50%
-------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
-------------------------------------------------------------------------------------
  Expenses excluding
  interest expense              %         .56%         .55%          --           --
-------------------------------------------------------------------------------------
  Expenses                      %         .57%         .56%         .56%         .56%
-------------------------------------------------------------------------------------
  Investment income and
  realized gain on
  investments -- net            %        5.13%        4.89%        5.35%        4.42%
-------------------------------------------------------------------------------------
  Supplemental Data:
-------------------------------------------------------------------------------------
  Net assets, end of year
   (in thousands)          $      $50,923,780  $41,984,753  $36,922,858  $29,066,762
-------------------------------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Management of the Funds

FINANCIAL HIGHLIGHTS FOR CMA GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


                                    CMA Government Securities Fund
                           -----------------------------------------------------
                                     For the Year Ended March 31,
                           -----------------------------------------------------
  Increase (Decrease) in
  Net Asset Value          1999      1998        1997        1996        1995
---------------------------------------------------------------------------------
  Per Share Operating
  Performance:
---------------------------------------------------------------------------------
  Net asset value,
  beginning of year        $      $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------
  Investment income --
   net                                 .0501       .0477       .0521       .0419
---------------------------------------------------------------------------------
  Realized and unrealized
  gain (loss) on
  investments  -- net                  .0007      (.0004)      .0002       .0008
---------------------------------------------------------------------------------
  Total from investment
  operations                           .0508       .0473       .0523       .0427
---------------------------------------------------------------------------------
  Less dividends and
   distributions:
   Investment income --
    net                               (.0501)     (.0477)     (.0521)     (.0419)
   Realized gain on
   investments -- net                 (.0001)         --+     (.0003)     (.0002)
---------------------------------------------------------------------------------
  Total dividends and
  distributions                       (.0502)     (.0477)     (.0524)     (.0421)
---------------------------------------------------------------------------------
  Net asset value, end of
  year                     $      $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------
  Total Investment
  Return:                       %       5.15%       4.96%       5.37%       4.30%
---------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
---------------------------------------------------------------------------------
  Expenses                      %        .57%        .56%        .57%        .58%
---------------------------------------------------------------------------------
  Investment income and
  realized gain on
  investments -- net            %       5.02%       4.81%       5.25%       4.18%
---------------------------------------------------------------------------------
  Supplemental Data:
---------------------------------------------------------------------------------
  Net assets, end of year
   (in thousands)          $      $3,540,040  $3,423,468  $3,345,603  $3,132,803
---------------------------------------------------------------------------------

+ Amount is less than $.0001 per share.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

FINANCIAL HIGHLIGHTS FOR CMA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                           CMA Tax-Exempt Fund
                            -----------------------------------------------------
                                      For the Year Ended March 31,
                            -----------------------------------------------------
  Increase (Decrease) in
  Net Asset Value           1999      1998        1997        1996        1995
----------------------------------------------------------------------------------
  Per Share Operating
  Performance:
----------------------------------------------------------------------------------
  Net asset value,
  beginning of year         $      $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------
  Investment income -- net                .03         .03         .03         .03
----------------------------------------------------------------------------------
  Realized gain (loss) on
  investments -- net           --+         --+         --+         --+         --+
----------------------------------------------------------------------------------
  Total from investment
  operations                              .03         .03         .03         .03
----------------------------------------------------------------------------------
  Less dividends from
  investment income -- net               (.03)       (.03)       (.03)       (.03)
----------------------------------------------------------------------------------
  Net asset value, end of
  year                             $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------
  Total Investment Return                3.16%       3.00%       3.31%       2.76%
----------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
----------------------------------------------------------------------------------
  Expenses                                .55%        .55%        .55%        .55%
----------------------------------------------------------------------------------
  Investment income -- net       %       3.11%       2.94%       3.26%       2.70%
----------------------------------------------------------------------------------
  Supplemental Data:
----------------------------------------------------------------------------------
  Net assets, end of year
   (in thousands)           $      $9,356,705  $8,347,278  $8,164,160  $7,391,964
----------------------------------------------------------------------------------

+ Amount is less than $.0001 per share.

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

[LOGO] Management of the Funds

FINANCIAL HIGHLIGHTS FOR CMA TREASURY FUND
--------------------------------------------------------------------------------


                                           CMA Treasury Fund
                           -----------------------------------------------------
                                     For the Year Ended March 31,
                           -----------------------------------------------------
  Increase (Decrease) in
  Net Asset Value          1999      1998        1997        1996        1995
---------------------------------------------------------------------------------
  Per Share Operating
  Performance:
---------------------------------------------------------------------------------
  Net asset value,
  beginning of year        $      $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------
  Investment income --
   net                                 .0475       .0461       .0498       .0409
---------------------------------------------------------------------------------
  Realized and unrealized
  gain (loss) on
  investments  -- net                  .0008      (.0001)      .0001       .0004
---------------------------------------------------------------------------------
  Total from investment
  operations                           .0483       .0460       .0499       .0413
---------------------------------------------------------------------------------
  Less dividends and
   distributions:
   Investment income --
    net                               (.0475)     (.0461)     (.0498)     (.0409)
   Realized gain on
   investments -- net                 (.0005)     (.0001)     (.0003)     (.0002)
---------------------------------------------------------------------------------
  Total dividends and
  distributions                       (.0480)     (.0462)     (.0501)     (.0411)
---------------------------------------------------------------------------------
  Net asset value, end of
  year                     $      $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------
  Total Investment
  Return:                       %       4.92%       4.74%       5.14%       4.18%
---------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
---------------------------------------------------------------------------------
  Expenses                      %        .60%        .59%        .60%        .62%
---------------------------------------------------------------------------------
  Investment income and
  realized gain on
  investments -- net            %       4.82%       4.59%       5.01%       4.20%
---------------------------------------------------------------------------------
  Supplemental Data:
---------------------------------------------------------------------------------
  Net assets, end of year
   (in thousands)          $      $2,279,822  $1,968,516  $1,791,760  $1,428,724
---------------------------------------------------------------------------------

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

                      [This page intentionally left blank]

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

                      [This page intentionally left blank]

                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

                [THE FOLLOWING IS REPRESENTED BY A FLOW CHART]



                                  POTENTIAL
                                  INVESTORS
                        Open an account (two options).


            1                                                                                                  2
       CMA PROGRAM                                          DISTRIBUTOR                                  TRANSFER AGENT
SUBSCRIBER'S MERRILL LYNCH
  FINANCIAL CONSULTANT                         Merrill Lynch, Pierce, Fenner & Smith              Financial Data Services, Inc.
                                                           Incorporated                                  P.O. Box 45290
Advises shareholders on their                               North Tower                         Jacksonville, Florida 32232-5290
     Fund investments.                                World Financial Center                             1-800-221-7210
                                                         250 Vesey Street                          Performs recordkeeping and
                                                     New York, New York 10281                          reporting  services.

                                               Arranges for the sale of Fund shares.




              COUNSEL                                        THE FUND                                     CUSTODIAN

         Brown & Wood LLP                              The Board of Trustees                 State Street Bank and Trust Company
      One World Trade Center                            oversees the Fund.                              P.O. Box 1713
   New York, New York 10048-0557                                                                 Boston, Massachusetts 02101

Provides legal advice to the Fund.                                                        Holds the Fund's assets for safekeeping.



                        INDEPENDENT AUDITORS                                              MANAGER

                        Deloitte & Touche LLP                                   Fund Asset Management, L.P.
                          117 Campus Drive
                  Princeton, New Jersey 08540-6400                                ADMINISTRATIVE OFFICES
                                                                                  800 Scudders Mill Road
                        Audits the financial                                   Plainsboro, New Jersey 08536
                 statements of the Fund on behalf of
                          the shareholders.                                           MAILING ADDRESS
                                                                                       P.O. Box 9011
                                                                             Princeton, New Jersey 08543-9011

                                                                              TELEPHONE NUMBER 1-800-MER-FUND

                                                                         Manages the Fund's day-to-day activities.




                     MERRILL LYNCH CASH MANAGEMENT ACCOUNT

For More Information [LOGO]

Shareholder Reports
Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You may obtain these reports at no cost by calling 1-800-MER-FUND.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive sepa-rate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information
The Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund at the telephone number or address indicated above if you have any questions.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public refer-ence room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from the informa-tion contained in this prospectus.

Investment Company Act file #811-2752

Code #     -0599
(C)Fund Asset Management, L.P.

[LOGO Prospectus]

                                                            [LOGO] Merrill Lynch


            CMA Money Fund
            CMA Government
              Securities Fund
            CMA Tax-Exempt Fund
            CMA Treasury Fund

                                                                 [July   , 1999]

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this Statement of Additional Information is not complete + +and may be changed. This Statement of Additional Information is not an offer +
+to sell these securities in any state where the offer or sale is not          +
+permitted.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
                             SUBJECT TO COMPLETION

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 28, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

                                 CMA Money Fund
                         CMA Government Securities Fund
                              CMA Tax-Exempt Fund
                               CMA Treasury Fund

   P.O. Box 9011, Princeton, New Jersey 08543-9011 . Phone No. (609) 282-2800

                                  -----------

  CMA Money Fund (the "Money Market Fund"), CMA Government Securities Fund (the "Government Fund"), CMA Tax-Exempt Fund (the "Tax-Exempt Fund") and CMA Treasury Fund (the "Treasury Fund") are no-load money market funds whose shares are offered to participants in the Cash Management Account(R) ("CMA" or "CMA account") financial service program of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") to provide a medium for the investment of free credit balances held in CMA accounts. A CMA account is a conventional Merrill Lynch cash securities account or margin securities account ("Securities Account") that is linked to the Money Market Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund (collectively, the "Funds"), money market deposit accounts maintained with depository institutions and to a Visa(R) card/check account ("Visa(R) Account"). In addition, investors may have their free credit balances invested in certain series of CMA Multi-State Municipal Series Trust, each of which is designed to provide income that is exempt from taxation in a particular state (the "CMA State Funds"). Merrill Lynch markets its margin account under the name Investor CreditLine SM service.

  Each CMA Fund is a no-load money market fund seeking current income, preservation of capital and liquidity available from investing in short-term securities. Of the CMA Funds offered by this Prospectus, CMA Money Fund invests in money market securities generally; CMA Government Securities Fund invests in direct U.S. Government obligations; CMA Tax-Exempt Fund invests in tax-exempt securities and pays dividends exempt from Federal income taxation; and CMA Treasury Fund invests in U.S. Treasury securities. The CMA Funds also include the CMA State Funds. At the date hereof, CMA State Funds exist with respect to Arizona, California, Connecticut, Massachusetts, Michigan, New Jersey, New
York, North Carolina, Ohio and Pennsylvania.
                                                        (continued on next page)

                                  -----------


  This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated July , 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling
(800) MER-FUND or by writing each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to each Fund's 1999 annual report to shareholders. You may request a copy of each annual report at no charge by calling (800) MER-FUND ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                  -----------
                   Fund Asset Management--Investment Adviser

                                  -----------

     The date of this Statement of Additional Information is July  , 1999.

(continued from previous page)


  A customer of Merrill Lynch may subscribe to the CMA program with a minimum of $20,000 in securities or cash. Subject to the conditions described in the Prospectus referred to below, free credit balances in the Securities Account of CMA participants will be invested periodically in shares of one of the four Funds or one of the CMA State Funds. This permits the subscriber to earn a return on such funds pending further investment in other aspects of the CMA program or utilization through the Visa(R) Account.

  Merrill Lynch charges an annual program participation fee, presently $100 for individuals, for the CMA program (an additional $25 annual program fee is charged for participation in the CMA Visa(R) Gold Program or an additional $75 annual program fee is charged for participation in the CMA Visa Signature SM Program, as described in the CMA Program Description). A different fee may be charged to certain group plans and special accounts. Participants in such plans or special accounts should refer to the relevant program descriptions or other explanatory material to determine which of the CMA Funds are available to them. Merrill Lynch reserves the right to change the fee for the CMA program or the CMA Visa(R) Gold Program or the CMA Visa SignatureSM Program at any time. The shares of each Fund also may be purchased without the imposition of the annual program participation fee by investors maintaining accounts directly with the Transfer Agent who do not subscribe to the CMA program. The minimum initial purchase for non-CMA subscribers is $5,000 and subsequent purchases must be $1,000 or more. Such investors will not receive any of the additional services available to CMA program subscribers, such as a Visa card/check account or the automatic investment of free credit balances.

  The information in this document should be read in conjunction with the description of the Merrill Lynch Cash Management Account program that is furnished to all CMA subscribers. Reference is made to such description for information with respect to the CMA program, including the fees related thereto. Information concerning the other CMA Funds is contained in the prospectus relating to each of such Funds, and information concerning the Insured Savings Account is contained in the Insured Savings Account Fact Sheet. All CMA subscribers are furnished with the prospectuses of CMA Money Fund, CMA Government Securities Fund, CMA Tax-Exempt Fund and CMA Treasury Fund. The prospectuses of the CMA State Funds and the Insured Savings Account Fact Sheet are available from Merrill Lynch. For more information about the Merrill Lynch Cash Management Account program, call toll-free from anywhere in the U.S., 1-800-CMA-INFO (1-800-262-4636).

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Objectives and Policies.........................................   2
  Money Market Fund........................................................   2
  Government Fund..........................................................   6
  Tax-Exempt Fund..........................................................   8
  Treasury Fund............................................................  13
Management of the Funds....................................................  14
  Trustees and Officers....................................................  14
  Compensation of Trustees.................................................  16
  Investment Advisory Arrangements.........................................  16
  Transfer Agency Services.................................................  18
  Code of Ethics...........................................................  18
Purchase of Shares.........................................................  19
  Purchase of Shares by Cash Management Account Subscribers................  19
  Purchase of Shares by Non-Cash Management Account Subscribers............  20
Redemption of Shares.......................................................  22
  Redemption of Shares by Cash Management Account Subscribers..............  22
  Redemption of Shares by Non-Cash Management Account Subscribers..........  23
Determination of Net Asset Value...........................................  24
  Money Market Fund, Government Fund and Treasury Fund.....................  24
  Tax-Exempt Fund..........................................................  25
Yield Information..........................................................  26
Portfolio Transactions.....................................................  26
Dividends and Taxes........................................................  28
  Dividends................................................................  28
  Taxes....................................................................  28
General Information........................................................  31
  Organization of the Funds................................................  31
  Description of Shares....................................................  31
  Independent Auditors.....................................................  32
  Custodian................................................................  32
  Transfer Agent...........................................................  32
  Legal Counsel............................................................  32
  Reports to Shareholders..................................................  32
  Shareholder Inquiries....................................................  32
  Additional Information...................................................  32
Financial Statements.......................................................  32
Appendix................................................................... I-1

                      INVESTMENT OBJECTIVES AND POLICIES

Money Market Fund

  The Money Market Fund is a no-load money market fund. The investment objectives of the Money Market Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Money Market Fund that may not be changed without a vote of the majority of the outstanding shares of the Money Market Fund. There can be no assurance that the investment objectives of the Money Market Fund will be realized.

  The Money Market Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Market Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Market Fund (or by Fund Asset Management, L.P. (the "Investment Adviser" or "FAM") pursuant to delegated authority). Currently, there are five NRSROs: Duff & Phelps Inc., Fitch IBCA Inc., Thomson Bankwatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's Ratings Services. The Money Market Fund will determine the remaining maturity of its investments in accordance with Commission regulations. The dollar-weighted average maturity of the Fund's portfolio will not exceed 90 days. During the Fund's fiscal year ended March 31, 1999, the average maturity
of its portfolio ranged from   days to   days.

  Investment in Money Market Fund shares offers several potential benefits. The Money Market Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short-term money market securities using professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

  In managing the Fund, the Investment Adviser will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Investment Adviser also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Money Market Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

  The following is a description of some of the types of money market securities in which the Money Market Fund may invest:

  U.S. Government Securities. Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

  U.S. Government Agency Securities: Debt securities issued by U.S. Government-sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Agricultural Mortgage Corporation. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development (the "World Bank"). Government Agency securities are not direct obligations of the U.S. Government but involve various forms of U.S. Government sponsorship or guarantees and are issued, in general, under the authority of an act of Congress. The U.S. Government is not obligated to provide financial support to any of these agencies, instrumentalities or organizations.

  Bank Money Instruments: U.S. dollar-denominated obligations of commercial banks, savings banks, savings and loan associations or other depository institutions such as, but not limited to, certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers' acceptances. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Money Market Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Market Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent.

  Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short-term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Money Market Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Money Market Fund held overseas will be held by foreign branches of the Money Market Fund's custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "Investment Company Act").

  The Investment Adviser will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short-term obligations, and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Market Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

  Bank money instruments in which the Money Market Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that the Money Market Fund may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.

  Commercial Paper and Other Short-Term Obligations. Commercial paper (including variable amount master demand notes) refers to short-term unsecured promissory notes issued by corporations, partnership, trusts or other entities to finance short-term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

  Foreign Bank Money Instruments. U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign depository institutions and their foreign branches and subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Market Fund. The Money Market Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

  Foreign Short-Term Debt Instruments. U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

  The following is a description of other types of investments or investment practices in which the Money Market Fund may invest or engage:

  Repurchase Agreements. The Money Market Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

  Such agreements usually cover short periods, such as under a week. The Money Market Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Market Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Market Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Market Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Market Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Money Market Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, the Money Market Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

  Reverse Repurchase Agreements. The Money Market Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Money Market Fund, with an agreement to repurchase the securities at an agreed- upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Market Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price.

  The Money Market Fund may invest in variable amount master demand notes. These are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest.

  Lending of Portfolio Securities. The Money Market Fund may lend portfolio securities (with a value not in excess of 33 1/3% of its total assets) to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. This limitation is a fundamental policy of the Money Market Fund and may not be changed without the approval of the holders of a majority of the Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940. During the period of the loan, such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Market Fund. Such loans will be terminable at any time. The Money Market Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Market Fund may pay reasonable fees in connection with the arranging of such loans.

  Forward Commitments. The Money Market Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase or sale terms. The purchase of money market securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Money Market Fund will be established with the Money Market Fund's custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. By doing so, the Money Market Fund foregoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

                               ----------------

  Preservation of capital is a prime investment objective of the Money Market Fund, and while the types of money market securities in which the Money Market Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Market Fund, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Money Market Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

  Rule 2a-7 under the Investment Company Act presently limits investments by the Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1% of its total assets. In addition, Rule 2a-7 requires that not more than 5% of the Money Market Fund's total assets be invested in Second Tier Securities (as defined in the Rule). The Rule requires the Money Market Fund to be diversified (as defined in the Rule) other than with respect to government securities and securities subject to guarantee issued by a non-controlled person (as defined in the Rule).

  Investment Restrictions. The Money Market Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Market Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Money Market Fund may not:

    (1) purchase any securities other than types of money market securities and investments described under "Investment Objectives and Policies";

    (2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money market instruments);

    (3) purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, in the case of bank money market instruments or repurchase agreements with any one bank, up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation;

    (4) purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of an issuer;

    (5) enter into repurchase agreements if, as a result, more than 10% of the Fund's total assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days;

    (6) make investments for the purpose of exercising control or management;

    (7) underwrite securities issued by other persons;

    (8) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

    (9) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

    (10) purchase any securities on margin, except for the use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

    (11) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    (12) make loans to other persons, provided that the Money Market Fund may purchase money market securities or enter into repurchase agreements and lend securities owned or held by it pursuant to (13) below;

    (13) lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, provided that such loans are made according to the guidelines set forth below;

    (14) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements). (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Money Market Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Money Market Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowing will reduce net income.);

    (15) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (13) above) as security for indebtedness any securities owned or held by the Money Market Fund except as may be necessary in connection with borrowings referred to in investment restriction (14) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Market Fund's net assets, taken at market value;

    (16) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities;

    (17) invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities;

    (18) enter into reverse repurchase agreements if, as a result thereof, the Money Market Fund's obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements); and

    (19) purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Market Fund, the Investment Adviser or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer.


Government Fund

  The Government Fund is a no-load money market fund. The investment objectives of the Government Fund are to seek preservation of capital, current income and liquidity available from investing exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Direct U.S. Government obligations consist of securities issued, or guaranteed as to principal and interest, by the U.S. Government and which are backed by the full faith and credit of the United States. The Government Fund may not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or Government-sponsored enterprises which are not backed by the full faith and credit of the United States. There can be no assurance that the investment objectives of the Government Fund will be realized.

  Investment in Government Fund shares offers several potential benefits. The Government Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short-term U.S. Government securities utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term U.S. Government securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

  The Government Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Government Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

  Preservation of capital is a prime investment objective of the Government Fund and the direct U.S. Government obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Government obligations have generally had lower rates of return than other money market securities with less safety. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Government Fund but only constitute collateral for the seller's obligation to pay the repurchase price. With respect to repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price, in which event the Government Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

  The Government Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Government Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Government Fund may also sell money market securities on a forward commitment basis. By doing so, the Fund foregoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

  For purposes of its investment policies, the Government Fund defines short-term U.S. Government securities as securities having a maturity of not more than 762 days (25 months). Fund Asset Management, L.P. (the "Investment Adviser") expects that substantially all the assets of the Government Fund will be invested in securities maturing in not more than 397 days (13 months) but at times some portion may have maturities up to not more than 762 days (25 months). The dollar-weighted average maturity of the Government Fund's portfolio will not exceed 90 days. During the Government Fund's fiscal year ended March 31, 1999, the average maturity of its portfolio ranged from
days to    days.

  Investment Restrictions. The Government Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).The Government Fund may not:

    (1) purchase any securities other than short-term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities;

    (2) enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof;

    (3) enter into repurchase agreements if, as a result thereof, more than 10% of the Government Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days;

    (4) act as an underwriter of securities issued by other persons;

    (5) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

    (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    (7) make loans to other persons, provided that the Government Fund may purchase short-term marketable securities which are direct obligations of the U.S. Government or enter into repurchase agreements pertaining thereto;

    (8) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Government Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Government Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income); and

    (9) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Fund except as may be necessary in connection with borrowings mentioned in (8) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Fund's net assets, taken at market value.

Tax-Exempt Fund

  Investment Objectives. The Tax-Exempt Fund is a no-load tax-exempt money market fund. The investment objectives of the Tax-Exempt Fund are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term high quality tax-exempt securities. The Tax-Exempt Fund seeks to achieve its objectives by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or derivative or synthetic municipal instruments, the interest on which, according to bond counsel to the issuer, is exempt from Federal income tax (such obligations are herein referred to as "Tax-Exempt Securities"). The Tax-Exempt Fund may invest in certain otherwise tax-exempt securities which are classified as "private activity bonds" which may be subject to a Federal alternative minimum tax. See "Taxes." The investment objectives of the Tax-Exempt Fund described in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of the majority of the outstanding shares of the Tax-Exempt Fund. There can be no assurance that the investment objectives of the Tax-Exempt Fund will be realized.

  The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

  Investment in Tax-Exempt Fund shares offers several potential benefits. The Tax-Exempt Fund seeks to provide as high a tax-exempt yield potential, consistent with its objectives, as is available from investments in short-term Tax-Exempt Securities utilizing professional management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

  The Tax-Exempt Securities in which the Tax-Exempt Fund invests include municipal notes, municipal commercial paper and municipal bonds with a remaining maturity of not more than 397 days (13 months). The Tax-Exempt Fund will also invest in variable rate demand notes and participations therein (see "Variable Rate Demand Notes" below) and derivative or synthetic municipal instruments (see "Derivative Products" below). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales or revenue receipts. Municipal commercial paper refers to short-term unsecured promissory notes issued generally to finance short-term credit needs. The Tax-Exempt Fund may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short-term maturity and quality standards of the Tax-Exempt Fund.

  The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds or private activity bonds where the entities supplying the revenues from which the issues are to be paid are in the same industry.

  Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes ("VRDNs") and derivative or synthetic municipal instruments ("Derivative Products"), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the "Underlying Bonds"). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund's net asset value.

  Variable Rate Demand Notes. VRDNs are tax-exempt obligations that use a floating or variable interest rate adjustment formula and provide a right of demand to receive payment of the unpaid principal balance plus accrued interest on a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN on the adjustment date. The adjustments are frequently based on the prime rate of a bank or some other appropriate interest rate adjustment index.

  The Tax-Exempt Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically commercial banks ("institutions"). Participating VRDNs provide the Tax-Exempt Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, presently not to exceed 30 days. In addition, each Participating VRDN is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit or issuing the repurchase commitment.

  VRDNs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDN with a demand notice period exceeding seven days will therefore be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such VRDN is liquid. The Trustees may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of such VRDNs. The Trustees, however, will retain sufficient oversight and be ultimately responsible for such determinations.

  The Tax-Exempt Fund has been advised by its counsel that the Tax-Exempt Fund should be entitled to treat the income received on Participating VRDNs as interest from tax-exempt obligations provided that the Tax-Exempt Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is presently contemplated that the Tax-Exempt Fund will not invest more than a limited amount (not more than 20%) of its total assets in Participating VRDNs.

  Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), the VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund's yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund's yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.

  Derivative Products. The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Derivative Product is structured as a trust or partnership which provides for pass- through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds," which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products," in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships," which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

  Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Derivative Products would be deemed taxable.

  Municipal Lease Obligations. Also included within the general category of the Tax-Exempt Securities are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in lease obligations may be illiquid. The Tax-Exempt Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 10% of the Tax-Exempt Fund's net assets. The Tax-Exempt Fund may, however, invest without regard to such limitation in lease obligations which the Investment Adviser, pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid. The Investment Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's ("Standard & Poor's") or Fitch IBCA, Inc. ("Fitch"). Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the unrated lease obligations, the Investment Adviser must, among other things, also review the creditworthiness of the municipality obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

  Purchase or Sale of Tax-Exempt Securities on a Delayed Delivery Basis or on a When-Issued Basis. Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Tax-Exempt Fund may sell these securities prior to settlement date if it is deemed advisable. No new when-issued commitments will be made if more than 40% of the Tax-Exempt Fund's net assets would become so committed. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

  Purchase of Securities with Fixed Price "Puts." The Tax-Exempt Fund has authority to purchase fixed rate Tax-Exempt Securities and, for a price, simultaneously acquire the right to sell such securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a fixed price put. Puts with respect to fixed rate instruments are to be distinguished from the demand or repurchase features of VRDNs and Participating VRDNs which enable the Tax-Exempt Fund to dispose of the security at a time when the market value of the security approximates its par value. The Tax-Exempt Fund does not currently intend to enter into fixed price put transactions but reserves the right to do so in the future. No such transactions will be entered into unless such transactions are permissible under applicable rules under the Investment Company Act and the Trustees of the Tax-Exempt Fund have approved the proposed terms of such transactions.

  Short-Term Maturity Standards. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of not more than 397 days (13 months). The dollar-weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The maturity of VRDNs (including Participating VRDNs) is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to 30 years from the date of issuance.

  High Quality Standards. The Tax-Exempt Fund's portfolio investments in municipal notes and short-term tax-exempt commercial paper will be limited to those obligations which (i) are secured by a pledge of the full faith and credit of the United States, or (ii) are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by an NRSRO or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. The Tax-Exempt Fund's investments in municipal bonds (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody's and Standard & Poor's. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees, such obligations are equivalent to securities having the ratings described above. For a description of Tax-Exempt Securities and such ratings, see "Information Concerning Tax-Exempt Securities" in the Appendix.

  Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, such securities are generally considered by the Investment Adviser to have low risk of the failure of issuers or credit enhancers to meet their principal and interest obligations. These securities have a lower principal risk compared to lower rated obligations and generally to longer term obligations which entail the risk of changing conditions over a longer period of time.

  Other Factors. Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable in order to maximize the yield on the Tax-Exempt Fund's portfolio. Because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities. Tax-Exempt Securities generally do not trade on the basis of same day settlements and, accordingly, a portfolio of such securities cannot be managed on a daily basis with the same flexibility as a portfolio of money market securities which can be bought and sold on a same day basis. There may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities. The Tax-Exempt Fund may also be required to maintain cash reserves or incur temporary bank borrowings to make redemption payments which are made on the same day the redemption request is received. Such inability to be fully invested would lower the yield on the portfolio.

  The Tax-Exempt Fund's portfolio holdings represent a significant percentage of the market in short-term tax-exempt securities and the yield on the portfolio could be negatively impacted from time to time by the lack of availability of short-term high quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares.

  Investment Restrictions. The Tax-Exempt Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Tax-Exempt Fund may not:

    (1) purchase any securities other than Tax-Exempt Securities referred to herein and in the Appendix under the heading "Information Concerning Tax-Exempt Securities;"

    (2) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed (i.e., guaranteed) by the United States Government or its agencies or instrumentalities (for purposes of this restriction, the Tax-
  Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer);

    (3) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation;

    (4) make investments for the purpose of exercising control or management;

    (5) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

    (6) purchase or sell real estate (provided that such restriction shall not apply to Tax-Exempt Securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

    (7) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

    (8) make short sales of securities or maintain a short position or invest in put, call, straddle, or spread options or combinations thereof; provided, however, that the Tax-Exempt Fund shall have the authority to purchase Tax-Exempt Securities subject to put options as set forth herein and in the Appendix under the heading "Information Concerning Tax-Exempt Securities;"

    (9) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of Tax-Exempt Securities (the acquisition of a portion of an issue of Tax-Exempt Securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act);

    (10) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Tax-Exempt Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.);

    (11) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value;

    (12) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at value), would be invested in such securities; and

    (13) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

Treasury Fund

  The Treasury Fund is a no-load money market fund. The investment objectives of the Treasury Fund are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury. There can be no assurance that the investment objectives of the Treasury Fund will be realized.

  Preservation of capital is a prime investment objective of the Treasury Fund and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.

  For purposes of its investment objectives, the Treasury Fund defines short-term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar-weighted average maturity of the Treasury Fund's portfolio will not exceed 90 days. For the year ended March 31, 1999, the
average maturity of the Treasury Fund's portfolio ranged from    days to
days.

  Investment in Treasury Fund shares offers several potential benefits. The Treasury Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short-term U.S. Treasury obligations utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

  Forward Commitments. The Treasury Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Treasury Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Treasury Fund may also sell securities on a forward commitment basis. By doing so, the Fund foregoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

  Investment Restrictions. The Treasury Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Treasury Fund may not:

    (1) purchase any securities other than direct obligations of the U.S. Treasury with remaining maturities of more than 762 days (25 months);

    (2) act as an underwriter of securities issued by other persons;

    (3) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

    (4) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    (5) make loans to other persons, provided that the Treasury Fund may purchase short-term marketable securities which are direct obligations of the U.S. Treasury;

    (6) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Treasury Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Treasury Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.); and

    (7) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Fund except as may be necessary in connection with borrowings mentioned in (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Fund's net assets, taken at market value.

                            MANAGEMENT OF THE FUNDS

Trustees and Officers

  The Board of Trustees of each Fund consists of seven individuals, five of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees of each Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

  Information about the Trustees, executive officers and portfolio managers of the Funds, including their ages and their principal occupations for at least the last five years, is set forth below. With the exception of eight officers, the persons named below hold the same positions with each of the Funds. Unless otherwise noted, the address of each Trustee, executive officer and portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (58) -- President and Trustee (1)(2) -- Executive Vice President of the Investment Adviser and Merrill Lynch Asset Management ("MLAM") (which terms as used herein include their corporate predecessors), since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Ronald W. Forbes (58) -- Trustee (2) -- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany since 1989; Consultant, Urban Institute, Washington, D.C. since 1995.

  Cynthia A. Montgomery (46) -- Trustee (2) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.

  Charles C. Reilly (68) -- Trustee (2) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

  Kevin A. Ryan (66) -- Trustee (2) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder and current Director of The Boston University Center for the Advancement of Ethics and Character; Professor of Education at Boston University since 1982; Formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

  Richard R. West (61) -- Trustee (2) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc., Vornado Realty Trust, Inc., Vornado Operating Company and Alexander's Inc.

  Arthur Zeikel (67) -- Trustee (1)(2) -- 300 Woodland Avenue, Westfield, New Jersey 07090. Chairman of the Investment Adviser and MLAM from 1997 to 1999 and President thereof from 1977 to 1997; Chairman of Princeton Services from 1997 to 1999, Director thereof from 1993 to 1999 and President thereof from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

  Vincent R. Giordano (54) -- Senior Vice President of the Tax-Exempt Fund
(1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1984; Senior Vice President of Princeton Services since 1993.

  Joseph T. Monagle, Jr. (51) -- Senior Vice President of the Money Market Fund, the Government Fund and the Treasury Fund (1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

  Kenneth A. Jacob (48) -- Vice President of the Tax-Exempt Fund (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1984 to
1997.

  Kevin J. McKenna (42) -- Senior Vice President of the Money Market Fund, the Government Fund and the Treasury Fund (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1985 to 1997.

  Donald C. Burke (39) -- Vice President and Treasurer (1)(2) -- Senior Vice President and Treasurer of MLAM and FAM since 1999, Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990; Vice President of PFD since 1999.

  Jacqueline Ayoub (41) -- Vice President of the Treasury Fund (1)(2) -- Vice President and Portfolio Manager of MLAM since 1985.

  Carlo J. Giannini (55) -- Vice President of the Government Fund (1) -- Vice President and portfolio manager of MLAM since 1981.

  Peter J. Hayes (41) -- Vice President of the Tax-Exempt Fund (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1988 to 1997.

  Helen Marie Sheehan (39) -- Vice President of the Tax-Exempt Fund (1)(2) -- Vice President of MLAM since 1991; Assistant Vice President of MLAM from 1989 to 1991; employee of MLAM since 1985.

  Robert Harris (47) -- Secretary (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1984 to 1997; Secretary of PFD since 1982.
----------
(1) Interested person, as defined in the Investment Company Act, of the Funds.
(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the Investment Adviser or MLAM acts as the investment adviser or manager.

  As of the date of this Statement of Additional Information, the Trustees and officers of the Funds as a group (17 persons) owned an aggregate of less than 1% of the outstanding shares of the Funds. At such date, Mr. Zeikel, a Trustee of each Fund, Mr. Glenn, a Trustee and officer of each Fund and the other officers of the Funds owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. ("ML & Co.").

Compensation of Trustees

  Pursuant to the terms of its Investment Advisory Agreement (the "Investment Advisory Agreements") with each Fund, the Investment Adviser pays all compensation of officers and employees of such Fund as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or its subsidiaries. Each Fund pays each Trustee who is not affiliated with the Investment Adviser (each a "non-affiliated Trustee") an annual fee plus a fee for each meeting attended and pays all Trustees' actual out-of-pocket expenses relating to attendance at meetings. Each Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Trustees. The Chairman of the Committee receives an additional annual fee of $1,000 per year.

  The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended March 31, 1999 and also the aggregate compensation paid to them from all registered investment companies advised by the Investment Adviser and its affiliate, MLAM ("FAM/MLAM-advised funds"), for the calendar year ended December 31, 1998.

                                                                                            Aggregate
                                                                                          Compensation
                                                                              Pension or    from Fund
                                                                              Retirement       and
                                      Compensation Compensation Compensation   Benefits     MLAM/FAM-
                         Compensation     from         from         from      Accrued as  Advised Funds
                          from Money   Government   Tax-Exempt    Treasury      Part of      Paid to
Name of Trustee          Market Fund      Fund         Fund         Fund     Fund Expense  Trustee(1)
---------------          ------------ ------------ ------------ ------------ ------------ -------------
Ronald W. Forbes(1).....   $19,000       $5,600       $8,500       $5,600        None       $192,567
Cynthia A.
 Montgomery(1)..........   $19,000       $5,600       $8,500       $5,600        None       $192,567
Charles C. Reilly(1)....   $20,000       $6,600       $9,500       $6,600        None       $362,858
Kevin A. Ryan(1)........   $19,000       $5,600       $8,500       $5,600        None       $192,567
Richard R. West(1)......   $19,000       $5,600       $8,500       $5,600        None       $346,125

----------
(1)  The Trustees serve on the boards of FAM/MLAM-advised funds as follows:
     Mr. Forbes (38 registered investment companies consisting of 51 portfolios); Ms. Montgomery (38 registered investment companies consisting of 51 portfolios); Mr. Reilly (57 registered investment companies consisting of 70 portfolios); Mr. Ryan (38 registered investment companies consisting of 51 portfolios); and Mr. West (57 registered investment companies consisting of 70 portfolios).

Investment Advisory Arrangements

  Investment Advisory Services. Each Fund has entered into a separate Investment Advisory Agreement with the Investment Adviser. The Investment Advisory Agreements provide that, subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for the actual management of the Funds' portfolios and constantly reviews the Funds' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to the review of the Board of Trustees. The Investment Adviser also performs certain other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Funds.

  Securities held by each Fund may also be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Investment Adviser or MLAM acts as an investment adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the security. If purchases or sales of securities for each Fund or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective clients in a manner deemed equitable to all by the Investment Adviser or MLAM. To the extent that transactions on behalf of more than one client of the Investment Adviser or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Investment Advisory Fee. The Investment Adviser presently receives a fee from each Fund at the end of each month at the following annual rates:

  Portion of average daily value of net assets:

                                                                          Rate
                                                                          -----
      Not exceeding $500 million......................................... 0.500%
      In excess of $500 million but not exceeding $1 billion............. 0.425%
      In excess of $1 billion............................................ 0.375%

  The table below sets forth information about the total advisory fees payable by each Fund to the Investment Adviser for the periods indicated. The information does not include amounts paid under each Fund's Distribution Plan to Merrill Lynch.

                                                         Advisory Fee
                                               --------------------------------------
                                                For Fiscal Year Ended March 31,
                                               --------------------------------------
      CMA Fund                                     1997          1998      1999
      --------                                 ------------- ------------- ----------
      Money Market............................ $ 143,662,831 $ 170,196,721
      Government.............................. $  13,466,157 $  13,436,885
      Tax-Exempt.............................. $  30,793,066 $  32,978,418
      Treasury................................ $   8,329,150 $   8,821,989

  Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of each Fund, to pay all compensation of and furnish office space for officers and employees of the Fund, as well as the fees of all Trustees of the Funds who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by Merrill Lynch (see "Purchase of Shares" and "Redemption of Shares" below), the Funds pay all other expenses incurred in their operations, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, reports, prospectuses and statements of additional information sent to current shareholders (except to the extent paid for by the Distributor), charges of the custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of non-affiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Funds. Accounting services are provided to each of the Funds by the Investment Adviser, and each Fund reimburses the Investment Adviser for its costs in connection with such services.

  For the fiscal year ended March 31, 1999, the amounts of such reimbursement paid by the Money Market Fund, the Government Fund, the Tax-Exempt Fund and
the Treasury Fund aggregated $   , $   , $    and $   , respectively. For the
fiscal year ended March 31, 1999, the ratio of total expenses to average net assets was % for the Money Market Fund, % for the Government Fund, % for the Tax-Exempt Fund and % for the Treasury Fund (excluding payments under the Funds' Distribution Plans).

  For information as to the distribution fee paid by each Fund to Merrill Lynch pursuant to the Distribution Agreement, see "Purchase of Shares" and "Redemption of Shares" below.

  Organization of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

  The Asset Management Group of ML & Co. (which includes the Investment
Adviser) acts as the investment adviser for more than    registered investment
companies and provides investment advisory services to individuals and institutional accounts. As of April 30, 1999, the Asset Management Group had a
total of approximately $   billion in investment company and other portfolio
assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser.

  Duration and Termination. Unless earlier terminated as described herein, each Investment Advisory Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding voting shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by vote of the shareholders of the Fund.

Transfer Agency Services

  Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $10.00 per account and is entitled to reimbursement from the Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

Code of Ethics

  The Board of Trustees of each Fund has adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                              PURCHASE OF SHARES

  Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

  The shares of the Funds are offered to participants in the CMA program to provide a medium for the investment of free credit balances held in CMA accounts and to individual investors maintaining accounts directly with the Funds' Transfer Agent. Persons subscribing to CMA services will have free credit balances invested in shares of the Money Market Fund, the Government Fund, the Tax-Exempt Fund or the Treasury Fund, depending on which Fund has been designated by the participant as the primary investment account (the "Primary Money Account"). Alternatively, subscribers may designate the Insured Savings Account or one of the CMA State Funds as their Primary Money Account. As described in the description of the Merrill Lynch Cash Management Account program, a subscriber to CMA financial services may also elect to have free credit balances in CMA accounts deposited in individual money market deposit accounts established for such subscriber at designated depository institutions pursuant to the Insured Savings SM Account (the "Insured Savings Account"). In addition, investors may also have their free credit balances invested in certain series of CMA Multi-State Municipal Series Trust (the "CMA State Funds"), each of which is designed to provide income that is exempt from Federal income taxes, personal income taxes of the designated state and, in certain instances, local personal income taxes, local personal property taxes and/or state intangible personal property taxes. The Funds, the CMA State Funds and the Insured Savings Account are collectively referred to in this Statement of Additional Information as the Money Accounts. This document does not purport to describe the Insured Savings Account or the CMA State Funds. Prospective participants in the Insured Savings Account are referred to the fact sheet with respect thereto which is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), and prospective investors in the CMA State Funds are referred to the prospectus for those funds which is available from Merrill Lynch. For more information about the CMA State Funds, investors should contact their Merrill Lynch Financial Consultants.

  Purchases of shares of a Fund designated as the Primary Money Account will be made pursuant to the CMA automatic or manual purchase procedures described below. Purchases of shares of the Funds may also be made by investors maintaining accounts with the Funds' Transfer Agent pursuant to the procedures described below.

  The purchase price for shares of the Funds is the net asset value per share next determined after receipt by a Fund of an automatic or manual purchase order in proper form. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon, Eastern time, pricing on the following business day. A purchase order will not be effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when free credit balances held in CMA accounts become available to the Funds). There are no minimum investment requirements for subscribers to the Cash Management Account program other than for manual purchases.

Purchase of Shares by Cash Management Account Subscribers

  Subscribers to the CMA service have the option to change the designation of their Primary Money Account at any time by notifying their Merrill Lynch Financial Consultants. At that time, a subscriber may instruct his or her Financial Consultant to redeem shares of a Fund designated as the Primary Money Account and to transfer the proceeds to the newly-designated Primary Money Account.

  Automatic Purchases. Free credit balances arising in a CMA account are automatically invested in shares of a Fund designated as the Primary Money Account not later than the first business day of each week on which either the New York Stock Exchange or New York banks are open, which normally will be Monday. Free credit balances arising from the following transactions will be invested automatically prior to the automatic weekly sweeps. Free credit balances arising from the sale of securities which do not settle on the day of the transaction (such as most common and preferred stock transactions) and from principal repayments on debt securities become available to the Funds and will be invested in shares on the business day following receipt of the proceeds with respect thereto in the CMA account. Proceeds from the sale of securities settling on a same day basis will also be invested in shares on the next business day following receipt. Free credit balances of $1,000 or more arising from cash deposits into a CMA account, dividend and interest payments or any other source become available to the Funds and are invested in shares on the next business day following receipt in the CMA account unless such balance results from a cash deposit made after the cashiering deadline of the Merrill Lynch office in which the deposit is made, in which case the resulting free credit balances are invested on the second following business day. A CMA participant desiring to make a cash deposit should contact his or her Merrill Lynch Financial Consultant for information concerning the local office's cashiering deadline, which is dependent on such office's arrangements with its commercial banks. Free credit balances of less than $1,000 are invested in shares in the automatic weekly sweep. Free credit balances of $1.00 or more are invested daily in certain accounts including those established under the Working Capital Management(TM) account program or the CMA for Retirement Plans program. Additional information on these programs is available from Merrill Lynch.

  Manual Purchases. Subscribers to the CMA service may make manual investments of $1,000 or more at any time in shares of a Fund not selected as their Primary Money Account. Manual purchases shall be effective on the day following the day the order is placed with Merrill Lynch, except that orders involving cash deposits made on the date of a manual purchase shall become effective on the second business day thereafter if they are placed after the cashiering deadline referred to in the preceding paragraph. As a result, CMA customers who enter manual purchase orders which include cash deposits made on that day after such cashiering deadline will not receive the daily dividend which would have been received had their orders been entered prior to the deadline. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a Federal funds wire in the proper amount are met. CMA customers desiring further information on this method of purchasing shares should contact their Merrill Lynch Financial Consultants.

  Merrill Lynch reserves the right to terminate a subscriber's participation in the Cash Management Account program for any reason.

  All purchases of the Funds' shares and dividend reinvestments will be confirmed to Cash Management Account subscribers (rounded to the nearest share) in the transaction statement which is sent to all participants in such Account monthly.

Purchase of Shares by Non-Cash Management Account Subscribers

  Shares of the Funds may be purchased by investors maintaining accounts directly with the Funds' Transfer Agent who are not subscribers to the Cash Management Account program. Shareholders of the Funds not subscribing to such program will not be charged the applicable program fee, but will not receive any of the services available to program subscribers, such as the Visa card/check account or the automatic investment of free credit balances. The minimum initial purchase for non-program subscribers is $5,000 and the minimum subsequent purchase is $1,000. Investors desiring to purchase shares directly through the Transfer Agent as described below should contact Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290 or call (800) 221-7210.

  Payment to the Transfer Agent. Investors who are not subscribers to the CMA program may submit purchase orders directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application which is available from Financial Data Services, Inc. Existing shareholders should enclose the detachable stub from a monthly account statement which they have received. Checks should be made payable to Merrill Lynch, Pierce, Fenner & Smith Incorporated. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks. Since there is a three-day settlement period applicable to the sale of most securities, delays may occur when an investor is liquidating other investments for investment in one of the Funds.

  As described under "Tax-Exempt Fund--Investment Objectives and Policies," the Tax-Exempt Fund has reserved the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in obtaining portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares. If sales of shares of the Tax-Exempt Fund are suspended, shareholders who have designated such Fund as their Primary Money Account will be permitted to designate the Money Market Fund, the Government Fund, the Treasury Fund, one of the CMA State Funds (if available) or the Insured Savings Account as their Primary Money Account. Pending such an election, Merrill Lynch will consider various alternatives with respect to automatic investments for such accounts, including the investment of free credit balances in such accounts in shares of the Money Market Fund, the Government Fund or the Treasury Fund.

  Each Fund has entered into a distribution agreement (each, a "Distribution Agreement") with Merrill Lynch pursuant to which Merrill Lynch acts as the distributor for the Fund. The Distribution Agreements obligate Merrill Lynch to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectus, statement of additional information and periodic reports have been prepared, set in type and mailed to shareholders, Merrill Lynch will pay for the printing and distribution of copies thereof used in connection with the offering to investors. Merrill Lynch will also pay for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

  Each Fund has adopted a Distribution and Shareholder Servicing Plan (each, a "Distribution Plan") in compliance with Rule 12b-1 under the Investment Company Act pursuant to which Merrill Lynch receives a distribution fee under the Distribution Agreement from each Fund at the end of each month at the annual rate of 0.125% of average daily net assets of such Fund attributable to subscribers to the CMA program and to investors maintaining securities accounts with Merrill Lynch or maintaining accounts directly with the Transfer Agent who are not subscribers to such program, except that the value of Fund shares in accounts maintained directly with the Transfer Agent which are not serviced by Merrill Lynch Financial Consultants will be excluded. The Distribution Plans reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fees are principally to compensate Merrill Lynch Financial Consultants and other Merrill Lynch personnel for selling shares of each Fund and for providing direct personal services to shareholders of the Funds. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch which are covered by Investment Advisory Agreements between each Fund and the Investment Adviser. See "Management of the Funds--Investment Advisory Arrangements").

  The Trustees believe that each Fund's expenditures under its Distribution Plan benefit such Fund and its shareholders by providing better shareholder services by facilitating the sale and distribution of Fund shares. For the
year ended March 31, 1999, the Money Market Fund paid $    , to Merrill Lynch
pursuant to its Distribution Plan. For the year ended March 31, 1999, the
Government Fund paid $    , to Merrill Lynch pursuant to its Distribution
Plan. For the year ended March 31, 1999, the Tax-Exempt Fund paid $    , to
Merrill Lynch pursuant to its Distribution Plan. For the year ended March 31,
1999, the Treasury Fund paid $    , to Merrill Lynch pursuant to the
Distribution Plan. All of the amounts expended under the Distribution Plans for the year ended March 31, 1999 were allocated to Merrill Lynch Financial Consultants, other Merrill Lynch personnel and related administrative costs.

  Among other things, each Distribution Plan provides that Merrill Lynch shall provide and the Trustees of each Fund shall review quarterly reports of the distribution expenses made by Merrill Lynch pursuant to the Distribution Plan. In their consideration of each Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the related Fund and its shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees of the Fund who are not "interested persons" of the Fund as defined in the Investment Company Act ("Independent Trustees") shall be committed to the discretion of the Independent Trustees then in office. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of each Fund. Finally, the Distribution Plans cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

                             REDEMPTION OF SHARES

  Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

  Each Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If such notice is received by the Transfer Agent prior to the 12 noon, Eastern time, pricing on any business day, the redemption will be effective on such day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. If the notice is received after 12 noon, Eastern time, the redemption will be effective on the next business day and payment will be made on such next day.

Redemption of Shares by Cash Management Account Subscribers

  Automatic Redemptions. Redemptions will be effected automatically by Merrill Lynch to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa card purchases, card advances (which may be obtained through participating banks and automated teller machines) or checks written against the Visa Account. Each CMA account will be automatically scanned for debits each business day prior to 12 noon, Eastern time. After application of any free credit balances in the account to such debits, shares of the Funds (or the CMA State Funds, if applicable) will be redeemed at net asset value at the 12 noon, Eastern time pricing, and funds deposited pursuant to the Insured Savings Account will be withdrawn, to the extent necessary to satisfy any remaining debits in either the Securities Account or the Visa Account. Automatic redemptions or withdrawals will be made first from the participant's Primary Money Account and then, to the extent necessary, from Money Accounts not designated as the Primary Money Account. Unless otherwise requested, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Unless otherwise requested by the participant, redemptions or withdrawals from non-Primary Money Accounts will be made in the order the Money Accounts were established; thus, redemptions or withdrawals will first be made from the non-Primary Money Account which the participant first established. Margin loans through the Investor CreditLine SM service will be utilized to satisfy debits remaining after the liquidation of all funds invested in or deposited through Money Accounts, and shares of the Funds may not be purchased, nor may deposits be made pursuant to the Insured Savings Account, until all debits and margin loans in the account are satisfied.

  Merrill Lynch, in conjunction with an affiliate, offers modified features, the CMA Visa(R) Gold Program, and the CMA Visa(R) Signature SM Program to the CMA account for individual shareholders. Participants in the CMA Visa(R) Gold Program or CMA Visa(R) Signature SM Program may purchase goods or services at participating merchants with the Visa(R) Gold or Visa Signature card. Such purchases may be paid for by automatic debit on the fourth Wednesday of each month. See the Merrill Lynch Cash Management Account Program Description for more information concerning the CMA Visa(R) Gold Program and CMA Visa Signature Programs.

  As set forth in the current description of the CMA program, a participant whose Securities Account is a margin account through the Investor
CreditLine SM service may designate a minimum balance to be maintained in shares of the Funds or the CMA State Funds or deposits made pursuant to the Insured Savings Account (the "Minimum Money Accounts Balance"). If a participant designates a Minimum Money Accounts Balance, the shares or deposits representing such balance will not be redeemed or withdrawn until loans equal to the available margin loan value of securities in the Securities Account have been made. Participants considering the establishment of a Minimum Money Accounts Balance should review the description of this service contained in the description of the CMA program which is available from Merrill Lynch.

  Shareholders of the Funds may arrange to have periodic investments made in certain other mutual funds sponsored by Merrill Lynch through the CMA Automated Investment Program. Under this program, the shareholder's Money Account will be automatically debited at periodic intervals in an amount of $250 or more, as selected by the shareholder, and investment made in the fund the shareholder has designated. Further information on this program is available from Merrill Lynch.

  Manual Redemptions. Shareholders may redeem shares of a Fund directly by submitting a written notice of redemption directly to Merrill Lynch, which will submit the requests to the Funds' Transfer Agent. Cash proceeds from the manual redemption of Fund shares will be ordinarily mailed to the shareholder at his or her address of record, or upon request, mailed or wired (if $10,000 or more) to his or her bank account. Redemption requests should not be sent to the Fund or the Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required. CMA customers desiring to effect manual redemptions should contact their Merrill Lynch Financial Consultants.

  All redemptions of Fund shares will be confirmed to Cash Management Account subscribers (rounded to the nearest share) in the CMA Transaction Statement which is sent to all CMA participants monthly.

Redemption of Shares by Non-Cash Management Account Subscribers

  Shareholders may redeem shares of the Funds held in a Merrill Lynch securities account directly by submitting a written notice of redemption to Merrill Lynch, which will submit the requests to the Funds' Transfer Agent as described above under "Redemption of Shares--Redemption of Shares by Cash Management Account Subscribers--Manual Redemptions."

  Shareholders maintaining an account directly with the Transfer Agent, who are not CMA program participants, may redeem shares of the Funds by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Cash proceeds from the manual redemption of Fund shares will be mailed to the shareholder at his or her address of record. Redemption requests should not be sent to the Funds or Merrill Lynch. If inadvertently sent to the Funds or Merrill Lynch, such redemption requests will be forwarded to the Transfer Agent. The notice requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent by the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

                               ----------------

  At various times the Funds may be requested to redeem shares, in manual or automatic redemptions, with respect to which good payment has not yet been received by Merrill Lynch. A Fund may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Funds reserve the right not to effect automatic redemptions where the shares to be redeemed have been purchased by check within 15 days prior to the date the redemption request is received.

  The right to receive payment with respect to any redemption of Fund shares may be suspended by each Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(3) for such other periods as the Commission may by order permit for the protection of securityholders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

  The value of shares of the Funds at the time of redemption may be more or less than the shareholders' cost, depending on the market value of the securities held by the Funds at any such time.

  Merrill Lynch has offered the CMA program since September 1977. While no significant problems have occurred to date, no predictions can be made as to the rate of purchases and redemptions of shares which will result from the automatic features of the CMA program. The portfolio securities of the Funds are highly liquid and the Funds have the right to borrow up to 20% of their total assets on a temporary basis to meet unexpected redemptions. Nevertheless, an erratic redemption pattern could force the Investment Adviser to invest in securities or maintain an average portfolio maturity which might lessen the yield that would otherwise be available to the Funds.

  Merrill Lynch, in conjunction with another subsidiary of ML & Co., offers a modified version of the CMA account which has been designed for corporations and other businesses. This account, the Working Capital Management(TM) account ("WCMA(R) account"), provides participants with the features of a regular CMA account and also optional lines of credit. A brochure describing the WCMA program, as well as information concerning charges for participation in the program, is available from Merrill Lynch.

  Participants in the WCMA program are able to invest funds in one or more of the Funds designated by them. Checks and other funds transmitted to a WCMA account will generally be applied, first to the payment of pending securities transactions or other charges in the participant's securities account, second, to reduce outstanding balances in the lines of credit available through such program and, third, to purchase shares of the designated Fund. To the extent not otherwise applied, funds transmitted by Federal funds wire or an automated clearinghouse service will be invested in shares of the designated Fund on the business day following receipt of such funds by Merrill Lynch. Funds received in a WCMA account from the sale of securities will be invested in the designated Fund as described above. The amount payable on a check received in a WCMA account prior to the cashiering deadline referred to above will be invested on the second business day following receipt of the check by Merrill Lynch. Redemptions of Fund shares will be effected as described above to satisfy debit balances, such as those created by purchases of securities or by checks written against a bank providing checking services to WCMA participants. WCMA participants that have a line of credit will, however, be permitted to maintain a minimum Fund balance; for participants who elect to maintain such a balance, debits from check usage will be satisfied through the line of credit so that such balance is maintained. However, if the full amount of available credit is not sufficient to satisfy the debit, it will be satisfied from the minimum balance.

  From time to time, Merrill Lynch also may offer the Funds to participants in certain other programs sponsored by Merrill Lynch. Some or all of the features of the CMA account may not be available in such programs. For more information on the services available under such programs, participants should contact their financial consultants.

                       DETERMINATION OF NET ASSET VALUE

Money Market Fund, Government Fund and Treasury Fund

  The net asset value of the Money Market Fund, the Government Fund and the Treasury Fund is determined by the Investment Adviser at 12:00 noon, Eastern time, on each business day during which the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Money Market Fund, the Government Fund and the Treasury Fund is determined under the "penny rounding" method by adding the value of all securities and other assets in each Fund's portfolio, deducting such Fund's liabilities, dividing by the number of shares of the Fund outstanding and rounding the result to the nearest whole cent. It is anticipated that the net asset value per share of each Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Money Market Fund, the Government Fund and the Treasury Fund will be valued at their fair value as determined in good faith by or under direction of the Board of Trustees.

Tax-Exempt Fund

  The net asset value of the Tax-Exempt Fund for the purpose of pricing orders for the purchase and redemption of shares is determined by the Investment Adviser at 12:00 noon, Eastern time, on each day the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined by adding the value of all securities and other assets in the portfolio, deducting its liabilities and dividing by the number of shares outstanding. It is anticipated that the net asset value per share of the Tax-Exempt Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard.

  The Tax-Exempt Fund values its portfolio securities based upon their amortized cost in accordance with the terms of a rule adopted by the Commission. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Fund would receive if it sold the instrument.

                               ----------------

  In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Funds will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny rounded" basis or, in the case of the Tax-Exempt Fund, an amortized cost basis, will be reported to the Trustees of the Fund by the Investment Adviser. In the event the Trustees determine that a deviation exists with respect to any Fund that may result in material dilution or other unfair results to investors or existing shareholders of that Fund, the Fund will take such corrective action as it regards necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in such Fund.

  Since the net income of the Funds is determined and declared as a dividend immediately prior to each time the net asset value of each Fund is determined, the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Taxes" below.

                               YIELD INFORMATION

  Each Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield on the Money Market Fund, the Government Fund and the Treasury Fund shares reflects, and the yield on the Tax-Exempt Fund does not reflect, realized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, each Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. The annualized compounded yield will be somewhat higher than the yield because of the effect of assumed reinvestment. In the case of the Money Market Fund, the Government Fund and the Treasury Fund, this compounded yield calculation also reflects realized gains or losses on portfolio securities. Realized gains and losses are not reflected in the compounded yield calculation of the Tax-Exempt Fund.

  The yield on each Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time. The yield on Government Fund shares and Treasury Fund shares may not, for various reasons, be comparable to the yield on shares of other money market funds or other investments.

                                                                       Excluding
                                                                       gains and
      Seven-Day Period Ended March 31, 1999                             losses
      ---------------------------------------------------------------- ---------
      Money Market Fund...............................................      %
      Government Fund.................................................      %
      Tax-Exempt Fund.................................................      %
      Treasury Fund...................................................      %

  On occasion, each Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National Index TM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data published by Lipper Analytical Services, Inc., (iii) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (iv) historical yield data relating to other central asset accounts similar to the CMA program. In addition, on occasion, the Money Market Fund, the Government Fund and the Treasury Fund may each compare their yields to the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

                            PORTFOLIO TRANSACTIONS

  The Funds have no obligations to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to a policy established by the Trustees and officers of each Fund, the Investment Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price of the securities offered, the type of transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

  The portfolio securities in which each Fund invests are traded primarily in the over-the-counter ("OTC") market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Money Market Fund, the Government Fund and the Treasury Fund invest and the Tax-Exempt Securities in which the Tax-Exempt Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, a person affiliated with the Funds is prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, an affiliated person of the Funds may not serve as the Funds' dealer in connection with such transactions, except pursuant to the exemptive order described below. However, an affiliated person of the Funds may serve as the Funds' broker in OTC transactions conducted on an agency basis. The Funds may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act or, likewise, under an exemptive order.

  The Commission has issued an exemptive order permitting the Money Market Fund, the Government Fund and the Treasury Fund to conduct principal transactions with Merrill Lynch Government Securities Inc. ("GSI") in U.S. Government and U.S. Government agency securities, with Merrill Lynch Money Markets Inc. ("MMI") in certificates of deposit and other short-term bank money market instruments and commercial paper and with Merrill Lynch in fixed income securities including medium-term notes. The order contains a number of conditions, including conditions designed to insure that the price to the Money Market Fund, the Government Fund and the Treasury Fund from GSI, MMI or Merrill Lynch is equal to or better than that available from other sources. GSI, MMI and Merrill Lynch have informed such Funds that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with the Money Market Fund, the Government Fund or the Treasury Fund no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved. For the fiscal years ended March 31, 1997, 1998
and 1999 the Money Market Fund engaged in 184, 146 and    such transactions,
respectively, aggregating approximately $11.7 billion, $10.4 billion and $ , respectively. For the fiscal years ended March 31, 1997, 1998 and 1999, the Government Fund engaged in 4, no and , such transactions, respectively, aggregating approximately $469.0 million, $0 and $ , respectively. For the fiscal years ended March 31, 1997, 1998 and 1999 the Treasury Fund engaged in
15, 7 and   , such transactions, respectively, aggregating approximately
$353.9 million, $48.6 million and $  , respectively.

  Prior to the receipt of a separate exemptive order also described below, the Tax-Exempt Fund could not purchase securities in principal transactions with Merrill Lynch, although it could purchase tax-exempt securities from underwriting syndicates of which Merrill Lynch was a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act. In 1987, the Commission issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities with remaining maturities of one year or less. This order contains a number of conditions, including conditions designed to insure that the price to the Tax-Exempt Fund from Merrill Lynch is equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than its customary dealer spread for transactions of the type involved. For the fiscal years ended March 31, 1997, 1998 and 1999, the Tax-Exempt Fund engaged in 31,
20 and   principal transactions, respectively, with Merrill Lynch, aggregating
approximately $773.4 million, $353.7 million and $   , respectively.

  The Trustees of each Fund have considered the possibilities of recapturing for the benefit of the Funds expenses of possible portfolio transactions, such as dealers' spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Investment Adviser has arranged for the Funds' custodian to receive any tender offer solicitation fees on behalf of the Funds payable with respect to portfolio securities of the Funds.

  The Funds do not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

                              DIVIDENDS AND TAXES

Dividends

  Dividends are declared and reinvested daily by each Fund in the form of additional shares at net asset value. Each Fund's net income for dividend purposes is determined at 12 noon, Eastern time, on each day the NYSE or New York banks are open for business, immediately prior to the determination of such Fund's net asset value on that day (see "Determination of Net Asset Value"). Such reinvestments will be reflected in shareholders' monthly CMA transaction statements. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption, except that, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains constant at $1.00 per share.

  Net income of each Fund (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less amortization of premiums and the estimated expenses of the Fund (including the fees payable to the Investment Adviser) for the period, (iii) plus or minus all realized gains and losses on portfolio securities. The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Unrealized gains and losses are reflected in the Tax-Exempt Fund's net assets and are not included in net income.

Taxes

  The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Funds intend to distribute substantially all of such income.

            Taxation of Ordinary Income and Capital Gain Dividends

  Dividends paid by the Money Market Fund, the Government Fund and the Treasury Fund or, if applicable, the Tax-Exempt Fund from their ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Fund shares. Different categories of capital gain dividends are taxable at different rates. Generally not later than 60 days after the close of their taxable years, the Funds will provide their respective shareholders with a written notice designating the amounts of any capital gain dividends or exempt-interest dividends, if applicable, as well as the amount of capital gains in the different categories of capital gain referred to above. Ordinary income and capital gain dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.

       Tax Rules Applicable to the Tax-Exempt Fund and its Shareholders

  The Tax-Exempt Fund intends to qualify to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Tax-Exempt Fund shall be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Tax-Exempt Fund as exempt-interest dividends in a written notice mailed to the Tax-Exempt Fund's shareholders within sixty days after the close of its taxable year. To the extent that the dividends distributed to the Tax-Exempt Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends, such as the Tax-Exempt Fund, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development bonds" or "private activity bonds," if any, held by the Tax-Exempt Fund.

  As discussed above, different categories of capital gain dividends are taxable at different rates. All or a portion of the Tax-Exempt Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Tax-Exempt Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

  The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference," which could subject certain investors in such bonds, including shareholders of the Tax-Exempt Fund, to a Federal alternative minimum tax. The Tax-Exempt Fund will purchase such "private activity bonds" and will report to shareholders within 60 days after its calendar year-end the portion of the Tax-Exempt Fund's dividends declared during the year which constitutes an item of tax preference for Federal alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay Federal alternative minimum tax on exempt-interest dividends paid by the Tax-Exempt Fund.

  The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Tax-Exempt Fund) during the taxable year.

                               General Taxation

  If the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Distributions by the Funds, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

  If the value of assets held by the Money Market Fund, the Government Fund, the Treasury Fund or the Tax-Exempt Fund declines, the Board of Trustees may authorize a reduction in the number of outstanding shares in the respective shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions paid by the Money Market Fund, the Government Fund and the Treasury Fund, including distributions reinvested in additional shares of an affected Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

  Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

  Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, will generally not apply to the tax-exempt income of a fund, such as the Tax-Exempt Fund, that pays exempt-interest dividends. Although the Money Market Fund, the Government Fund and the Treasury Fund intend to distribute their income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund's taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, any such Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

  A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Ordinary income dividends and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

  Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

                              GENERAL INFORMATION

Organization of the Funds

  The Money Market Fund, the Government Fund and the Tax-Exempt Fund are unincorporated business trusts organized on June 5, 1989 under the laws of Massachusetts. The Money Market Fund is the successor to a Massachusetts business trust organized on September 19, 1977, the Government Fund is the successor to a Massachusetts business trust organized on August 3, 1981 and the Tax-Exempt Fund is the successor to a Massachusetts business trust organized on January 15, 1981. The Treasury Fund is an unincorporated business trust organized on October 24, 1990 under the laws of Massachusetts. Each Fund is a no-load, diversified, open-end investment company. The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class. Upon liquidation of any of the Funds, shareholders of that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares are fully paid and nonassessable by the Funds. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and to vote in the election of Trustees and on other matters submitted to the vote of shareholders.

  The Declarations of Trust do not require that the Funds hold annual meetings of shareholders. However, each Fund will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of such Fund. Each Fund also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each Declaration of Trust provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of the related Fund or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

  The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.

Description of Shares

  The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus of the Funds. Shares of each Fund are fully paid and non-assessable by the Fund.

  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of a Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. No amendment may be made to any Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the related Fund except under certain limited circumstances set forth in the Declaration of Trust.

Independent Auditors

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of each Fund. The selection of independent auditors is subject to ratification by the shareholders of each Fund. The independent auditors are responsible for auditing the annual financial statements of each Fund.

Custodian

  State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (the "Custodian"), acts as custodian of the Funds' assets. The Custodian is responsible for safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

Transfer Agent

  Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 (the "Transfer Agent"), acts as the Funds' transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell and Transfer Shares --Through the Transfer Agent" in the Prospectus.

Legal Counsel

  Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Funds.

Reports to Shareholders

  The fiscal year of each Fund ends on the last day of March of each year. Each Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to each Fund's shareholders each year.

Shareholder Inquiries

  Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

  The Prospectus and this Statement of Additional Information with respect to the shares of the Funds do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which each Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

  To the knowledge of the Funds, no person owned beneficially 5% or more of any Fund's shares on May 28, 1999.

                             FINANCIAL STATEMENTS

  Each Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) MER-FUND between 8:00 a.m. and 8:00 p.m. on any business day.

                                                                       APPENDIX
            Description of Commercial Paper, Bank Money Instruments
                          and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

  Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; and A-2 indicates that capacity for timely repayment is strong.

  Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong capacity for repayment, but to a lesser degree than Prime-1.

  Fitch IBCA, Inc. ("Fitch") employs the rating F1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F1 reflects an assurance of timely payment only slightly less in degree than issues rated F1+, while the rating F2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F1+ and F1 categories.

  Duff & Phelps Credit Rating Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

  Thomson BankWatch, Inc. ("Thomson") employs the designation TBW-1, TBW-2, TBW-3 and TBW-4 as ratings for commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW-1 is the highest category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Corporate Bonds

  Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

  Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Bonds rated AAA by Fitch IBCA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

  Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

  Bonds rated AAA by Thomson are accorded the highest rating category which indicates that the ability to repay principal and interest on a timely basis is extremely high. AA is the second highest rating category and indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest rating category.

                 Information Concerning Tax-Exempt Securities

Description of Tax-Exempt Securities

  Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from Federal income tax.

  The two principal classifications of Tax-Exempt Securities are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may generally include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligations bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and repayment of principal when due. There are variations in the risks involved in holding Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of such Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Tax-Exempt Fund to pay "exempt-interest dividends" would be adversely affected and the Tax-Exempt Fund would re-evaluate its investment objective and policies and consider changes in its structure. See "Taxes".

Ratings of Municipal Notes and Short-Term Tax-Exempt Commercial Paper

  Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the degree of safety is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that capacity for timely repayment is satisfactory. A Standard & Poor's rating with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity concerns and market access risks unique to notes. SP-1, the highest note rating, indicates a very strong, or strong, capacity to repay principal and pay interest. Issues that possess overwhelming safety characteristics will be given an "SP-1+" designation. SP-2, the second highest note rating, indicates a satisfactory capacity to repay principal and pay interest.

  Moody's employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody's highest rating for short-term notes and VRDOs is MIG-1/VMIG-1; MIG-1/VMIG-1 denotes "best quality", enjoying "strong protection by established cash flows"; MIG-2/VMIG-2 denotes "high quality" with margins of protection that are ample although not so large as MIG-1/VMIG-1.

  Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

  Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors and insurers of lessees.

  Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifier 1 to the classifications Aa through B to indicate that Moody's believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

                           PART C: OTHER INFORMATION

Item 23. Exhibits.

      Exhibit
      Number                             Description
      -------                            -----------
         1(a) -- Declaration of Trust of the Registrant dated June 5, 1989.(a)
          (b) -- Amendment to Declaration of Trust dated July 31, 1990.(a)
         2    -- By-Laws of the Registrant.(a)
         3    -- Portions of the Declaration of Trust and By-Laws of the
                Registrant defining the rights of holders of shares of the
                Registrant.(b)
         4(a) -- Management Agreement between the Registrant and Fund Asset
                Management, Inc.(c)
          (b) -- Supplement to Management Agreement with Fund Asset Management,
                L.P.(c)
         5    -- Form of Distribution Agreement between the Registrant and
                Merrill Lynch, Pierce, Fenner & Smith Incorporated.(a)
         6    -- None.
         7(a) -- Custody Agreement between the Registrant and State Street Bank and Trust Company.(a)
          (b) -- Amendment to Custody Agreement dated December 12, 1988.(a)
         8(a) -- Amended Transfer Agency Agreement between the Registrant and
                Financial Data Services, Inc.(a)
          (b) -- Form of Cash Management Account Agreement.(a)
         9    -- None.
        10    -- Consent of Deloitte & Touche LLP, independent auditors for the
                Registrant.
        11    -- None.
        12    -- None.
        13    -- Form of Distribution and Shareholder Servicing Plan of the
                Registrant.(a)
        14    -- Financial Data Schedule for the fiscal year ended March 31,
                1999.
        15    -- None.

----------
(a) Previously filed pursuant to the Electronic Data Gathering, Analysis and Retrieval ("EDGAR") phase-in requirements on July 28, 1995 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement.

(b) Reference is made to Article II, Section 2.3 and Articles III, V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, filed as
  Exhibit 1 to Post-Effective Amendment No. 23 to the Registrant's Registration Statement under the Securities Act of 1933, as amended (the "Registration Statement"); and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement.

(c) Previously filed on July 28, 1994 as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement.

Item 24. Persons Controlled by or under Common Control with Registrant.

  None.

Item 25. Indemnification.

  Section 5.3 of the Registrant's Declaration of Trust provides as follows:

    "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

  The Registrant's By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and
(iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

  In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 ( the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

  Fund Asset Management, L.P. (the "Investment Adviser" or "FAM") acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch

Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management L.P. ("MLAM"), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trusts, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc., and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Muncipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor ("MLFD") is also P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since April 1, 1997 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President or Executive Vice President and Mr. Burke is Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 26. Messrs. Glenn and Burke also hold the same position with substantially all of the investment companies advised by MLAM as they do with those advised by the Investment Adviser and Messrs. Giordano and Monagle are officers or director/trustees of one or more of such companies.

                          Position(s) with the         Other Substantial Business,
Name                       Investment Adviser       Profession, Vocation or Employment
----                      --------------------      ----------------------------------
ML & Co. ...............  Limited Partner      Financial Services Holding Company; Limited
                                                Partner of MLAM
Princeton Services......  General Partner      General Partner of MLAM
Jeffrey M. Peek.........  President            President of MLAM; President and Director of
                                                Princeton Services; Executive Vice
                                                President of ML & Co.; Managing Director
                                                and Co-Head of the Investment Banking
                                                Division of Merrill Lynch in 1997; Senior
                                                Vice President and Director of the Global
                                                Securities and Economic Division of Merrill
                                                Lynch from 1995 to 1997
Terry K. Glenn..........  Executive Vice       Executive Vice President of MLAM; Executive
                          President             Vice President and Director of Princeton
                                                Services; President of Princeton Funds
                                                Distributor, Inc. since 1986 and Director
                                                thereof since 1991; Director of FDS;
                                                President of Princeton Administrators, L.P.
Donald C. Burke.........  Senior Vice          Senior Vice President, Treasurer and
                          President and         Director of Taxation of MLAM; Senior Vice
                          Treasurer             President and Treasurer of Princeton
                                                Services; Vice President of PFD; First Vice
                                                President of MLAM from 1997 to 1999; Vice
                                                President of MLAM from 1990 to 1997
Michael G. Clark........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services; Treasurer
                                                and Director of PFD; First Vice President
                                                of MLAM from 1997 to 1999; Vice President
                                                of MLAM from 1996 to 1997
Mark A. Desario.........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Linda L. Federici.......  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Vincent R. Giordano.....  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Michael J. Hennewinkel..  Senior Vice          Senior Vice President, General Counsel and
                           President, General   Secretary of MLAM; Senior Vice President of
                           Counsel and          Princeton Services
                           Secretary
Philip L. Kirstein......  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President, Director and Secretary of
                                                Princeton Services
Ronald M. Kloss.........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Debra W. Landsman-
 Yaros..................  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services; Senior
                                                Vice President of PFD

                          Position(s) with the         Other Substantial Business,
Name                       Investment Adviser       Profession, Vocation or Employment
----                      --------------------      ----------------------------------
Joseph T. Monagle, Jr...  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Brian A. Murdock........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services; Director
                                                of PFD
Gregory D. Upah.........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services

Item 27. Principal Underwriters.

  (a) Merrill Lynch acts as the principal underwriter for the Registrant. Merrill Lynch also acts as the principal underwriter for each of the following open-end investment companies referred to in the first paragraph of Item 28:
CBA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, CMA Government Securities Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and also acts as the principal underwriter for each of the closed-end investment companies referred to in the first paragraph of Item 28, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

  (b) Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281.

                                   Position(s) and
                                      Office(s)          Position(s) and Office(s)
    Name                         with Merrill Lynch           with Registrant
    ----                         ------------------      -------------------------
                              Director, President and
   Herbert M. Allison, Jr. .. Chief Executive Officer              None
                              Vice Chairman and
   John L. Steffens.......... Director                             None
   Thomas W. Davis........... Executive Vice President             None
   Barry S. Friedberg........ Executive Vice President             None
   Edward L. Goldberg........ Executive Vice President             None
   Jerome P. Kenney.......... Executive Vice President             None
   E. Stanley O'Neal......... Executive Vice President             None
   Thomas H. Patrick......... Executive Vice President             None
   Winthrop H. Smith, Jr. ... Executive Vice President             None
   Roger M. Vasey............ Executive Vice President             None
   George A. Schierren....... General Counsel, Senior
                               Vice President and
                               Director                            None
   John C. Stomber........... Treasurer                            None
   Andrea L. Dulberg......... Secretary                            None

  (c) Not applicable.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, FDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Funds--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds -- Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related services contract.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro and State of New Jersey, on the 28th day of May, 1999.

                                         CMA Money Fund
                                         (Registrant)

                                                    /s/ Terry K. Glenn
                                         By: __________________________________
                                                (Terry K. Glenn, President)

  Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the date indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

          /s/ Terry K. Glenn           President (Principal          May 28, 1999
______________________________________  Executive Officer) and
           (Terry K. Glenn)             Trustee

           Donald C. Burke*            Treasurer (Principal
______________________________________  Financial and Accounting
          (Donald C. Burke)             Officer)

          Ronald W. Forbes*            Trustee
______________________________________
          (Ronald W. Forbes)

        Cynthia A. Montgomery*         Trustee
______________________________________
       (Cynthia A. Montgomery)

          Charles C. Reilly*           Trustee
______________________________________
         (Charles C. Reilly)

            Kevin A. Ryan*             Trustee
______________________________________
           (Kevin A. Ryan)

           Richard R. West*            Trustee
______________________________________
          (Richard R. West)

            Arthur Zeikel*             Trustee
______________________________________
           (Arthur Zeikel)

          /s/ Terry K. Glenn                                         May 28, 1999
*By: _________________________________
  (Terry K. Glenn, Attorney-in-Fact)

                               POWER OF ATTORNEY

  The undersigned Directors/Trustees and officers of each of the registered investment companies listed below hereby authorize Terry K. Glenn, Donald C. Burke and Joseph T. Monagle, Jr., or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Tax-Exempt Fund, CMA Treasury Fund, CMA Multi-State Municipal Series Trust, Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, Merrill Lynch Strategic Dividend Fund, Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Senior Floating Rate Fund II, Inc., Merrill Lynch Utility Income Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund IV, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Insured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., Senior High Income Portfolio, Inc., The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc.

Dated: March 30, 1999

            /s/ Terry K. Glenn
___________________________________________
              Terry K. Glenn
      (President/Principal Executive
         Officer/Director/Trustee)
           /s/ Ronald W. Forbes
___________________________________________
             Ronald W. Forbes
            (Director/Trustee)
         /s/ Cynthia A. Montgomery
___________________________________________
           Cynthia A. Montgomery
            (Director/Trustee)
           /s/ Charles C. Reilly
___________________________________________
             Charles C. Reilly
            (Director/Trustee)
             /s/ Kevin A. Ryan
___________________________________________
               Kevin A. Ryan
            (Director/Trustee)
            /s/ Richard R. West
___________________________________________
              Richard R. West
            (Director/Trustee)
             /s/ Arthur Zeikel
___________________________________________
               Arthur Zeikel
            (Director/Trustee)
            /s/ Donald C. Burke
____________________________________________
              Donald C. Burke
    (Vice President/Treasurer/Principal
            Financial Officer)

                                 EXHIBIT INDEX

 Exhibit
 Number  Description
 ------- -----------
         --Consent of Deloitte & Touche LLP, independent auditors for the
   10    Registrant
   14    --Financial Data Schedule for the fiscal year ended March 31, 1999